UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22912

Dreyfus BNY Mellon Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	4/30/15

This N-CSR relates to the series of the Registrant listed below:

Dreyfus Alternative Diversifier Strategies Fund

Dreyfus Emerging Markets Debt U.S. Dollar Fund

Dreyfus Global Emerging Markets Fund

Dreyfus Select Managers Long/Short Equity Fund

Dreyfus TOBAM Emerging Markets Fund

Dreyfus Yield Enhancement Strategy Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus
Alternative Diversifier
Strategies Fund

SEMIANNUAL REPORT April 30, 2015

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
12	Financial Highlights
16	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Alternative Diversifier
Strategies Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Alternative Diversifier Strategies Fund, covering the six-month period from November 1, 2014, through April 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. stock market encountered bouts of heightened volatility on its way to posting modest gains for the reporting period overall. Investors were confounded to a degree by divergent economic trends in domestic and international markets. On one hand, stock prices were driven broadly higher over the final months of 2014 as U.S. corporate fundamentals benefited from a sustained economic recovery, which was fueled by strengthening labor markets, intensifying manufacturing activity, and greater consumer and business confidence. However, gains moderated over the first four months of 2015, when investors worried that persistent economic weakness in overseas markets and a strengthening U.S. dollar might derail growth in the United States.

We remain optimistic regarding the long-term outlook for the U.S. economy generally and the U.S. equities asset class in particular. We believe the domestic economic recovery has continued at a sustainable pace, energy prices appear to have stabilized, foreign currencies recently have strengthened, and aggressively accommodative monetary policies from the world’s major central banks seem likely to address global economic weakness. In the meantime, expectations of the timing of short-term interest rate hikes from monetary policymakers have been pushed back, and eventual rate increases are expected to be gradual and modest. As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2014, through April 30, 2015, as provided by Jeffrey M. Mortimer, CFA, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended April 30, 2015, Dreyfus Alternative Diversifier Strategies Fund’s Class A shares produced a total return of 3.89%, Class C shares returned 3.52%, Class I shares returned 3.89%, and Class Y shares returned 4.17%.1 In comparison, the Standard & Poor’s® 500 Composite Stock Price Index (“S&P 500 Index”) returned 4.39%, and the Barclays U.S.Aggregate Index returned 2.06% for the same period.2 The Hybrid Index, which reflects a blend of the S&P 500 Index and the Barclays U.S. Aggregate Index, returned 3.34% for that period.3

Amid heightened turbulence among stocks and bonds stemming from choppy U.S. and global economic growth, alternative diversification strategies mostly produced positive returns with subdued volatility over the reporting period. Strong results from most of the strategies in which the fund invests enabled it to outperform its Hybrid Index.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation.To pursue its goal, the fund normally allocates its assets across non-traditional or “alternative” asset classes and investment strategies. The fund is designed to complement and diversify traditional stock and bond portfolios. The fund uses a “fund of funds” approach in which we allocate assets among other investment companies (the underlying funds) that invest in asset classes and investment strategies that typically have had a low correlation to each other and to traditional equity and fixed-income asset classes. We currently intend to allocate the fund’s assets among underlying funds that employ the following alternative investment strategies: long/short equity strategies, absolute return hedge strategies, real estate-related strategies, commodities strategies, global macro strategies, and managed futures strategies.

As of April 30, 2015, the fund held positions in nine underlying funds:AQR Managed Futures Strategy Fund,ASG Global Alternatives Fund,ASG Managed Futures Strategy Fund, DFA Commodity Strategy Portfolio, Dynamic Total Return Fund, Dreyfus Research Long/Short Equity Fund, Dreyfus Select Managers Long/Short Fund, Dreyfus Global Real Estate Securities Fund, and Dreyfus Global Real Return Fund.

Macroeconomic Developments Drove Financial Markets

Although the U.S. economy continued to grow during the reporting period, the recovery proved uneven in the face of severe winter weather. Deflationary pressures

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

and uncertain economic prospects in international markets further increased investor uneasiness. European and Japanese central banks responded to economic headwinds with massive quantitative easing programs, causing the U.S. dollar to increase in value against their currencies and hampering revenues for U.S. exporters. A steep decline in oil prices generated challenges for energy producers, while consumers and certain industries benefited from lower fuel prices.

Equity markets proved choppy in this environment. During the first four months of the reporting period, the S&P 500 Index repeatedly vacillated between gains and losses. By mid-March 2015, however, the market regained its footing, remaining in positive territory through the rest of the reporting period as economic data improved. Most industry groups represented in the S&P 500 Index posted gains for the reporting period overall, led by the consumer discretionary and health care sectors. Conversely, the energy, utilities, and telecommunications services sectors lost a degree of value.

Bonds also benefited from changing economic expectations over the reporting period, as low interest rates in overseas markets drove global investors to U.S. Treasury securities, sparking a rally among U.S. government bonds. After a bout of weakness early in the reporting period when energy prices plunged, corporate bonds later advanced as credit conditions improved.

Most Underlying Funds Supported Relative Performance

All but one of the fund’s underlying investments supported relative performance during the reporting period. Netixis ASG Managed Futures Fund, AQR Managed Futures Fund,ASG Global Alternatives Fund, and Dynamic Total Return Fund fared especially well by capitalizing on major market trends, including narrowing yield differences along the European bond market’s maturity spectrum, falling commodity prices, and a strengthening U.S. dollar. Dreyfus Research Long/Short Equity Fund, Dreyfus Select Managers Long/Short Fund, and Dreyfus Global Real Estate Securities Fund produced returns that were roughly in line with market averages. In contrast, DFA Commodity Strategy Portfolio lost value due to falling energy and industrial metals prices.

We made no changes to the fund’s underlying investments or allocations during the reporting period.

Positioned for Muted Volatility Through Diversification

The U.S. economic recovery has continued to gain traction, and the Federal Reserve Board is expected to begin raising short-term interest rates during the second half of

4

2015. Meanwhile, commodity prices appear to be stabilizing. In this environment, we believe that the fund can play an important role in diversifying investors’ overall investment portfolios.We have continued to emphasize strategies that historically have exhibited low performance correlations to traditional financial markets, which we believe can help dampen the volatility of stocks and bonds and produce positive absolute returns regardless of changes in economic and market conditions.

May 15, 2015

Equity securities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Bond securities are subject generally to interest rate, credit, liquidity, call, sector, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus.
Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market
liquidity.These risks generally are greater with emerging market countries than with more economically and politically established foreign countries.
Short sales involve selling a security the fund does not own in anticipation that the security’s price will decline. Short sales may involve substantial risk and leverage, and expose the fund to the risk that it will be required to buy the security sold short at a time when the security has appreciated in value, thus resulting in a loss to the fund. Short positions in stocks involve more risk than long positions in stocks because the maximum sustainable loss on a stock purchased is limited to the amount paid for the stock plus the transaction costs, whereas there is no maximum attainable price on the shorted stock. In theory, stocks sold short have unlimited risk. It is possible that the market value of securities the fund holds in long positions will decline at the same time that the market value of the securities in the fund has sold short increases, thereby increasing the fund’s potential volatility. Leveraging occurs when the fund increases its assets available for investment using borrowing or similar transactions. Short sales effectively leverage the fund’s assets.The use of leverage may magnify the fund’s gains or losses.
Exposure to the commodities markets may subject the fund to greater volatility than investments in traditional
securities.The values of commodities and commodity-linked investments are affected by events that might have less impact on the values of stocks and bonds. Investments linked to the prices of commodities are considered speculative.
Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of factors.
1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses pursuant to an agreement by The Dreyfus Corporation in effect until March 1,
2016, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: LIPPER INC.—Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.The Barclays U.S.Aggregate Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities with an average maturity of 1-10 years. Investors cannot invest directly in any index.
3 SOURCE: FACTSET.—Reflects reinvestment of dividends and, where applicable, capital gain distributions.The
Hybrid Index reflects a 50/50 blend of the Standard & Poor’s 500 Composite Index and the Barclays U.S.
Aggregate Index. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Alternative Diversifier Strategies Fund from November 1, 2014 to April 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ 4.04	$ 7.72	$ 2.43	$ 1.62
Ending value (after expenses)	$ 1,038.90	$ 1,035.20	$ 1,038.90	$ 1,041.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ 4.01	$ 7.65	$ 2.41	$ 1.61
Ending value (after expenses)	$ 1,020.83	$ 1,017.21	$ 1,022.41	$ 1,023.21

† Expenses are equal to the fund’s annualized expense ratio of .80% for Class A, 1.53% for Class C, .48% for Class
I and .32% for ClassY, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

April 30, 2015 (Unaudited)

Registered Investment Companies—99.8%	Shares		Value ($)
Alternative Investments—26.7%
AQR Managed Futures Strategy Fund, Cl. I	1,123,501		12,549,510
ASG Global Alternatives Fund, Cl. Y	990,712		11,482,351
ASG Managed Futures Strategy Fund, Cl. Y	1,167,527		13,414,890
DFA Commodity Strategy Portfolio	1,223,622		8,577,590
Dynamic Total Return Fund, Cl. Y	4,220,932	[a,b]	70,827,231
			116,851,572
Domestic Equity—42.7%
Dreyfus Research Long/Short Equity Fund, Cl. Y	3,195,986	[a,b]	41,100,379
Dreyfus Select Managers Long/Short Fund, Cl. Y	11,546,898	[a,b,c]	145,952,791
			187,053,170
Foreign Equity—30.4%
Dreyfus Global Real Estate Securities Fund, Cl. Y	4,954,733	[b]	46,128,560
Dreyfus Global Real Return Fund, Cl. Y	5,856,249	[b]	87,375,228
			133,503,788
Total Investments (cost $423,535,686)	99.8%		437,408,530
Cash and Receivables (Net)	.2%		1,033,703
Net Assets	100.0%		438,442,233

a Non-income producing security.
b Investment in affiliated mutual fund.
c The fund’s investment in the Dreyfus Select Managers Long/Short Fund represents 33.3% of the fund’s total
investments.The Dreyfus Select Managers Long/Short Fund seeks to provide long-term capital appreciation.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Mutual Funds: Domestic	42.7	Mutual Funds: Alternative	26.7
Mutual Funds: Foreign	30.4		99.8
† Based on net assets.
See notes to financial statements.

The Fund 7

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2015 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	45,294,289	46,024,341
Affiliated issuers	378,241,397	391,384,189
Cash		446,559
Receivable for shares of Capital Stock subscribed		981,907
Prepaid expenses		36,656
		438,873,652
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		96,581
Payable for shares of Capital Stock redeemed		219,047
Payable for investment securities purchased		76,287
Accrued expenses		39,504
		431,419
Net Assets ($)		438,442,233
Composition of Net Assets ($):
Paid-in capital		423,309,134
Accumulated distributions in excess of investment income—net		(1,053,848)
Accumulated net realized gain (loss) on investments		2,314,103
Accumulated net unrealized appreciation (depreciation) on investments		13,872,844
Net Assets ($)		438,442,233

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	57,767	34,982	340,295	438,009,189
Shares Outstanding	4,448	2,684	26,149	33,568,079
Net Asset Value Per Share ($)	12.99	13.03	13.01	13.05

See notes to financial statements.

8

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2015 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	921,863
Affiliated issuers	4,635,891
Total Income	5,557,754
Expenses:
Management fee—Note 3(a)	501,031
Registration fees	53,350
Prospectus and shareholders’ reports	39,732
Professional fees	21,706
Directors’ fees and expenses—Note 3(d)	13,264
Custodian fees—Note 3(c)	4,778
Loan commitment fees—Note 2	1,538
Shareholder servicing costs—Note 3(c)	465
Interest expense—Note 2	319
Distribution fees—Note 3(b)	113
Miscellaneous	12,430
Total Expenses	648,726
Less—reduction in expenses due to undertaking—Note 3(a)	(95)
Net Expenses	648,631
Investment Income—Net	4,909,123
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments:
Unaffiliated issuers	(96,302)
Affiliated issuers	(118,040)
Capital gain distributions:
Unaffiliated issuers	2,360,305
Affiliated issuers	179,914
Net Realized Gain (Loss)	2,325,877
Net unrealized appreciation (depreciation) on investments:
Unaffiliated issuers	285,837
Affiliated issuers	8,519,269
Net Unrealized Appreciation (Depreciation)	8,805,106
Net Realized and Unrealized Gain (Loss) on Investments	11,130,983
Net Increase in Net Assets Resulting from Operations	16,040,106

See notes to financial statements.

The Fund 9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014[a]
Operations ($):
Investment income (loss)—net	4,909,123	(651,131)
Net realized gain (loss) on investments	2,325,877	206,457
Net unrealized appreciation
(depreciation) on investments	8,805,106	5,067,738
Net Increase (Decrease) in Net Assets
Resulting from Operations	16,040,106	4,623,064
Dividends to Shareholders from ($):
Investment income—net:
Class A	(724)	—
Class C	(97)	—
Class I	(1,946)	—
Class Y	(5,396,070)	—
Net realized gain (loss) on investments:
Class A	(22)	—
Class C	(10)	—
Class I	(55)	—
Class Y	(147,466)	—
Total Dividends	(5,546,390)	—
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	1,500	161,520
Class C	8,960	38,600
Class I	272,160	117,592
Class Y	79,708,634	383,299,429
Dividends reinvested:
Class A	412	—
Class I	801	—
Class Y	393,646	—
Cost of shares redeemed:
Class A	(2,054)	(106,321)
Class C	(13,827)	—
Class I	(54,231)	—
Class Y	(25,922,204)	(14,579,164)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	54,393,797	368,931,656
Total Increase (Decrease) in Net Assets	64,887,513	373,554,720
Net Assets ($):
Beginning of Period	373,554,720	—
End of Period	438,442,233	373,554,720
Undistributed (distributions in excess of)
investment (loss)—net	(1,053,848)	(564,134)

10

	Six Months Ended
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014[a]
Capital Share Transactions:
Class A
Shares sold	115	12,958
Shares issued for dividends reinvested	33	—
Shares redeemed	(159)	(8,499)
Net Increase (Decrease) in Shares Outstanding	(11)	4,459
Class C
Shares sold	684	3,083
Shares redeemed	(1,083)	—
Net Increase (Decrease) in Shares Outstanding	(399)	3,083
Class I
Shares sold	20,997	9,351
Shares issued for dividends reinvested	63	—
Shares redeemed	(4,262)	—
Net Increase (Decrease) in Shares Outstanding	16,798	9,351
Class Y
Shares sold	6,169,090	30,528,956
Shares issued for dividends reinvested	31,118	—
Shares redeemed	(2,005,970)	(1,155,115)
Net Increase (Decrease) in Shares Outstanding	4,194,238	29,373,841
a From March 31, 2014 (commencement of operations) to October 31, 2014.
See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal period indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2015	Year Ended
Class A Shares	(Unaudited)	October 31, 2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.67	12.50
Investment Operations:
Investment income (loss)—net [b]	.13	(.04)
Net realized and unrealized gain (loss) on investments	.35	.21
Total from Investment Operations	.48	.17
Distributions:
Dividends from investment income—net	(.16)	—
Dividends from net realized gain on investments	(.00)[c]	—
Total Distributions	(.16)	—
Net asset value, end of period	12.99	12.67
Total Return (%) [d,e]	3.89	1.36
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets [f,g]	.91	1.02
Ratio of net expenses to average net assets [f,g]	.80	.54
Ratio of net investment income (loss) to average net assets [f,g]	2.08	(.53)
Portfolio Turnover Rate [e]	3.49	.09
Net Assets, end of period ($ x 1,000)	58	57

a	From March 31, 2014 (commencement of operations) to October 31, 2014.
b	Based on average shares outstanding.
c	Amount represents less than $.01 per share.
d	Exclusive of sales charge.
e	Not annualized.
f	Annualized.
g	Amounts do not include the expenses of the underlying funds.

See notes to financial statements.

12

	Six Months Ended
	April 30, 2015	Year Ended
Class C Shares	(Unaudited)	October 31, 2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.64	12.50
Investment Operations:
Investment income (loss)—net [b]	.06	(.10)
Net realized and unrealized gain (loss) on investments	.38	.24
Total from Investment Operations	.44	.14
Distributions:
Dividends from investment income—net	(.05)	—
Dividends from net realized gain on investments	(.00)[c]	—
Total Distributions	(.05)	—
Net asset value, end of period	13.03	12.64
Total Return (%) [d,e]	3.52	1.12
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets [f,g]	1.63	2.16
Ratio of net expenses to average net assets [f,g]	1.53	1.34
Ratio of net investment income (loss) to average net assets [f,g]	.91	(1.34)
Portfolio Turnover Rate [e]	3.49	.09
Net Assets, end of period ($ x 1,000)	35	39

a	From March 31, 2014 (commencement of operations) to October 31, 2014.
b	Based on average shares outstanding.
c	Amount represents less than $.01 per share.
d	Exclusive of sales charge.
e	Not annualized.
f	Annualized.
g	Amounts do not include the expenses of the underlying funds.

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (Unaudited) (continued)

	Six Months Ended
	April 30, 2015	Year Ended
Class I Shares	(Unaudited)	October 31, 2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.70	12.50
Investment Operations:
Investment income (loss)—net [b]	.12	(.05)
Net realized and unrealized gain (loss) on investments	.36	.25
Total from Investment Operations	.48	.20
Distributions:
Dividends from investment income—net	(.17)	—
Dividends from net realized gain on investments	(.00)[c]	—
Total Distributions	(.17)	—
Net asset value, end of period	13.01	12.70
Total Return (%) [d]	3.89	1.60
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets [e,f]	.54	1.06
Ratio of net expenses to average net assets [e,f]	.48	.52
Ratio of net investment income (loss) to average net assets [e,f]	1.95	(.51)
Portfolio Turnover Rate [d]	3.49	.09
Net Assets, end of period ($ x 1,000)	340	119

a	From March 31, 2014 (commencement of operations) to October 31, 2014.
b	Based on average shares outstanding.
c	Amount represents less than $.01 per share.
d	Not annualized.
e	Annualized.
f	Amounts do not include the expenses of the underlying funds.

See notes to financial statements.

14

	Six Months Ended
	April 30, 2015	Year Ended
Class Y Shares	(Unaudited)	October 31, 2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.71	12.50
Investment Operations:
Investment income (loss)—net [b]	.16	(.03)
Net realized and unrealized gain (loss) on investments	.36	.24
Total from Investment Operations	.52	.21
Distributions:
Dividends from investment income—net	(.18)	—
Dividends from net realized gain on investments	(.00)[c]	—
Total Distributions	(.18)	—
Net asset value, end of period	13.05	12.71
Total Return (%) [d]	4.17	1.68
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets [e,f]	.32	.36
Ratio of net expenses to average net assets [e,f]	.32	.36
Ratio of net investment income (loss) to average net assets [e,f]	2.45	(.36)
Portfolio Turnover Rate [d]	3.49	.09
Net Assets, end of period ($ x 1,000)	438,009	373,341

a	From March 31, 2014 (commencement of operations) to October 31, 2014.
b	Based on average shares outstanding.
c	Amount represents less than $.01 per share.
d	Not annualized.
e	Annualized.
f	Amounts do not include the expenses of the underlying funds.

See notes to financial statements.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Alternative Diversifier Strategies Fund (the “fund”) is a separate diversified series of Dreyfus BNY Mellon Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering six series, including the fund. The fund’s investment objective is to seek long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Capital Stock in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of

16

certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2015, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 2,000 Class A, 2,000 Class C and 2,000 Class I shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are valued at the net asset value of each underlying fund determined as of the close of the NewYork Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds†	437,408,530	—	—	437,408,530
† See Statement of Investments for additional detailed categorizations.

At April 30, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

18

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2015 were as follows:

Affiliated
Investment	Value				Net Realized
Company	10/31/2014	($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus Global Real
Estate Securities
Fund, Cl. Y	39,430,887		7,550,577	1,062,877	(12,031)
Dreyfus Global Real
Return Fund, Cl. Y	74,397,390		16,277,974	2,125,754	(18,084)
Dreyfus Research
Long/Short Equity
Fund, Cl. Y	36,368,548		6,337,582	1,813,564	(17,657)
Dreyfus Select Managers
Long/Short
Fund, Cl. Y	125,671,368		22,181,535	6,381,596	(76,963)
Dynamic Total Return
Fund, Cl. Y	58,238,833		9,506,372	1,594,315	6,695
TOTAL	334,107,026		61,854,040	12,978,106	(118,040)

†	Includes reinvested dividends/distributions.

	Change in Net
Affiliated	Unrealized
Investment	Appreciation	Value		Net	Dividends/
Company	(Depreciation) ($)	4/30/2015	($)	Assets (%)	Distributions ($)
Dreyfus Global Real
Estate Securities
Fund, Cl. Y	222,004	46,128,560		10.5	1,212,995
Dreyfus Global Real
Return Fund, Cl. Y	(1,156,298)	87,375,228		19.9	3,602,810
Dreyfus Research
Long/Short Equity
Fund, Cl. Y	225,470	41,100,379		9.4	—

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Change in Net
Affiliated	Unrealized
Investment	Appreciation	Value		Net	Dividends/
Company	(Depreciation) ($)	4/30/2015	($)	Assets (%)	Distributions ($)
Dreyfus Select
Managers
Long/Short
Fund, Cl. Y	4,558,447	145,952,791		33.3	—
Dynamic Total Return
Fund, Cl. Y	4,669,646	70,827,231		16.2	—
TOTAL	8,519,269	391,384,189		89.3	4,815,805

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2015, the fund did not incur any interest or penalties.

The tax period ended October 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of current year distributions will be determined at the end of the current fiscal year.

20

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2015 was approximately $58,000 with a related weighted average annualized interest rate of 1.11%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the fund has agreed to pay a management fee at the annual rate of 1.35% applied to the portion of the fund’s average daily net assets allocated to direct investments in securities and .25% applied to that portion of the funds average daily net assets allocated to investments in other investment companies (underlying funds) and money market instruments (including cash and equivalents). Dreyfus has contractually agreed, from November 1, 2014 through March 1, 2016, to waive receipt of its receipt of its fees and/or assume the direct expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expenses, brokerage commissions, commitment fees on borrowings, acquired fund fees and expenses incurred by underlying funds and extraordinary expenses) exceed .55% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking amounted to $95 during the period ended April 30, 2015.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2015, Class C shares were charged $113 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2015, Class A and Class C shares were charged $71 and $38, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a

22

per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2015, the fund was charged $311 for transfer agency services and $9 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2015, the fund was charged $4,778 pursuant to the custody agreement.

During the period ended April 30, 2015, the fund was charged $5,659 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $89,642, Distribution Plan fees $21, Shareholder Services Plan fees $19, custodian fees $3,115, Chief Compliance Officer fees $3,682 and transfer agency fees $102.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2015, amounted to $71,473,855 and $14,040,983, respectively.

At April 30, 2015, accumulated net unrealized appreciation on investments was $13,872,844, consisting of $15,785,553 gross unrealized appreciation and $1,912,709 gross unrealized depreciation.

At April 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 23

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Emerging Markets
Debt U.S. Dollar Fund

SEMIANNUAL REPORT April 30, 2015

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Understanding Your Fund’s Expenses
3	Comparing Your Fund’s Expenses With Those of Other Funds
4	Statement of Investments
11	Statement of Financial Futures
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
15	Financial Highlights
16	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Emerging Markets
Debt U.S. Dollar Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this report for Dreyfus Emerging Markets Debt U.S. Dollar Fund, covering the period from the fund’s inception on December 3, 2014, through April 30, 2015.

International bonds generally lost a degree of value for U.S. residents over the reporting period.Although many fixed-income markets fared well in local currency terms amid falling interest rates sparked by increasingly accommodative monetary policies, a strengthening U.S. dollar against most other major currencies more than offset those gains. Strength in the U.S. dollar was mainly the result of intensifying demand for domestic investments, including U.S.Treasury securities, as international bond yields reached historically low levels and nervous investors sought refuge from global economic weakness in the faster growing U.S. market.

We remain optimistic regarding the long-term outlook for the U.S. and global economies. We believe aggressively accommodative monetary policies in Europe and Japan should boost economic activity, oil prices are stabilizing, and foreign currency exchange rates have become less volatile.Yet, we expect economic growth to gain more traction in some countries than others, suggesting that selectivity may become a more important determinant of success in international fixed-income markets. As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2015

2

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Emerging Markets Debt U.S. Dollar Fund from December 3, 2014 (commencement of operations) to April 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ 3.70	$ 6.78	$ 2.67	$ 2.67
Ending value (after expenses)	$ 1,014.50	$ 1,011.90	$ 1,015.40	$ 1,015.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†††	$ 4.51	$ 8.25	$ 3.26	$ 3.26
Ending value (after expenses)	$ 1,020.33	$ 1,016.61	$ 1,021.57	$ 1,021.57

†	Expenses are equal to the fund’s annualized expense ratio of .90% for Class A, 1.65% for Class C, .65% for Class
I and .65% for ClassY, multiplied by the average account value over the period, multiplied by149/365 (to reflect the actual days in the period).
††	Please note that while Class A, Class C, Class I and Class Y shares commenced operations on December 3, 2014, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of
comparability.This projection assumes that annualized expense ratios were in effect during the period November 1,
2014 to April 30, 2015.
†††	Expenses are equal to the fund’s annualized expense ratio of .90% for Class A, 1.65% for Class C, .65% for Class
I and .65% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund 3

STATEMENT OF INVESTMENTS
April 30, 2015 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—96.7%	Rate (%)	Date	Amount ($)		Value ($)
Consumer Discretionary—4.3%
Alibaba Group Holding,
Gtd. Notes	3.60	11/28/24	245,000		244,389
InRetail Shopping Malls,
Gtd. Notes	6.50	7/9/21	80,000		84,600
Li & Fung,
Sr. Unscd. Debs	5.25	5/13/20	260,000		288,257
SACI Falabella,
Sr. Unscd. Notes	4.38	1/27/25	200,000		209,958
Tenedora Nemak,
Sr. Unscd. Notes	5.50	2/28/23	240,000		253,224
					1,080,428
Consumer Staples—1.9%
Grupo Bimbo SAB de CV,
Gtd. Notes	4.50	1/25/22	100,000		107,250
King Power Capital,
Gtd. Bonds	5.63	11/3/24	340,000		366,202
					473,452
Energy—2.0%
Odbrecht Offshore Drilling,
Finance, Sr. Scd. Notes	6.75	10/1/23	241,826	[a,b]	209,252
ONGC Videsh,
Gtd. Notes	4.63	7/15/24	210,000		220,636
Petrobras Global Finance,
Gtd. Notes	6.25	3/17/24	80,000		79,688
					509,576
Financial—20.1%
Akbank TAS,
Sr. Unscd. Notes	4.00	1/24/20	200,000	[b]	194,948
AkBank TAS,
Sr. Unscd. Bonds	5.13	3/31/25	200,000	[b]	196,000
Alternatifbank,
Gtd. Bonds	3.13	7/22/19	250,000		251,750
Banco Bradesco,
Sub. Notes	5.90	1/16/21	115,000		123,912
Banco Davivienda,
Sub. Notes	5.88	7/9/22	240,000		248,400
Banco Daycoval,
Sr. Unscd. Bonds	5.75	3/19/19	240,000		246,000

4

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financial (continued)
Banco Internacional del Peru,
Sr. Unscd. Bonds	5.75	10/7/20	140,000		155,050
Bank of India/London,
Sr. Unscd. Notes	6.25	2/16/21	220,000		251,862
Bank Rakyat Indonesia Persero,
Sr. Unscd. Notes	2.95	3/28/18	200,000		202,500
BBVA Banco Continental,
Sub. Notes	5.25	9/22/29	90,000	[a]	93,150
BBVA Bancomer,
Jr. Sub. Notes	7.25	4/22/20	220,000		249,700
China Cinda Finance 2014,
Gtd. Notes	5.63	5/14/24	250,000		271,971
China Overseas Finance,
Gtd. Bonds	5.95	5/8/24	230,000		262,030
Global Bank,
Sr. Unscd. Notes	5.13	10/30/19	200,000	[b]	207,000
Itau Unibanco Holding,
Sub. Notes	5.65	3/19/22	240,000		250,800
Krung Thai Bank,
Sub. Notes	5.20	12/26/24	250,000	[a]	260,879
MAF Global Securities,
Gtd. Bonds	4.75	5/7/24	240,000		254,184
PCCW-HKT Capital,
Gtd. Notes	3.75	3/8/23	200,000		203,045
Shimao Property Holdings,
Gtd. Notes	6.63	1/14/20	240,000		246,000
SUAM Finance,
Gtd. Notes	4.88	4/17/24	240,000		252,360
Tanner Servicios Financieros,
Sr. Unscd. Notes	4.38	3/13/18	125,000		125,042
TC Ziraat Bankasi,
Sr. Unscd. Notes	4.25	7/3/19	240,000		239,112
United Overseas Bank,
Sub. Notes	3.75	9/19/24	240,000	[a]	248,594
					5,034,289
Foreign/Governmental—51.7%
Banco Nacional de Desenvolvimento
Economico e Social,
Sr. Unscd. Notes	5.75	9/26/23	645,000		687,248

The Fund 5

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Foreign/Governmental (continued)
Bank of Ceylon,
Sr. Unscd. Notes	5.33	4/16/18	240,000		241,200
Brazilian Government,
Sr. Unscd. Bonds	7.13	1/20/37	190,000		231,325
Caixa Economica Federal,
Sr. Unscd. Notes	3.50	11/7/22	360,000		328,500
CNOOC Curtis Funding,
Gtd. Notes	4.50	10/3/23	230,000		248,003
Colombian Government,
Sr. Unscd. Bonds	7.38	9/18/37	130,000		174,200
Comision Federal de Electricidad,
Sr. Unscd. Notes	4.88	1/15/24	430,000		464,185
Comision Federal de Electricidad,
Sr. Unscd. Notes	5.75	2/14/42	340,000		374,000
Corporacion Financiera de
Desarrollo, Sr. Unscd. Notes	4.75	2/8/22	240,000		257,520
Development Bank
of Kazakhstan,
Sr. Unscd. Notes	4.13	12/10/22	220,000		204,138
Dominican Republic,
Sr. Unscd. Bonds	5.88	4/18/24	120,000		127,800
Empresa Nacional del Petroleo,
Sr. Unscd. Notes	4.38	10/30/24	380,000	[b]	388,651
Eurasian Development Bank,
Sr. Unscd. Notes	4.77	9/20/22	290,000		279,586
Export Credit Bank of Turkey,
Sr. Unscd. Notes	5.88	4/24/19	550,000		583,275
Export-Import Bank of India,
Sr. Unscd. Notes	4.00	1/14/23	200,000		205,605
Fondo Mivivienda,
Sr. Unscd. Notes	3.50	1/31/23	150,000		148,800
Gazprom,
Sr. Unscd. Bonds	6.00	11/27/23	310,000		288,300
Indonesian Government,
Sr. Unscd. Notes	3.38	4/15/23	200,000		196,750
Israel Electric,
Sr. Scd. Bonds	5.00	11/12/24	240,000	[b]	255,900
Ivory Coast,
Sr. Unscd. Notes	5.38	7/23/24	250,000		241,708

6

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Foreign/Governmental (continued)
KazAgro National Management
Holding, Sr. Unscd. Notes	4.63	5/24/23	220,000	206,056
Kenyan Government,
Sr. Unscd. Notes	6.88	6/24/24	200,000	212,000
Lithuanian Government,
Sr. Unscd. Notes	6.63	2/1/22	200,000	247,202
Magyar Export-Import Bank,
Gov’t. Gtd. Bonds	4.00	1/30/20	250,000	255,313
MFB Magyar Fejlesztesi Bank,
Gov’t. Gtd. Notes	6.25	10/21/20	220,000	249,975
NTPC,
Sr. Unscd. Notes	4.75	10/3/22	240,000	258,510
OCP,
Sr. Unscd. Notes	5.63	4/25/24	230,000	246,434
Panamanian Government,
Sr. Unscd. Bonds, Ser. A	5.63	7/25/22	90,000	99,979
Pertamina Persero,
Sr. Unscd. Notes	4.30	5/20/23	440,000	438,900
Perusahaan Gas Negara Persero,
Sr. Unscd. Notes	5.13	5/16/24	240,000	251,806
Petroleos Mexicanos,
Gtd. Notes	4.25	1/15/25	250,000	252,125
Petroleos Mexicanos,
Gtd. Notes	4.50	1/23/26	240,000	244,200
Petroleos Mexicanos,
Gtd. Bonds	6.63	6/15/35	210,000	237,720
Petroleum Co of Trinidad & Tobago,
Sr. Unscd. Notes	6.00	5/8/22	75,000	80,531
Petroliam Nasional BHD,
Sr. Unscd. Notes	7.63	10/15/26	100,000	138,096
Philippine Government,
Sr. Unscd. Bonds	9.50	2/2/30	110,000	185,075
Polish Government,
Sr. Unscd. Notes	4.00	1/22/24	1,000	1,093
Power Sector Assets and
Liabilities Management, Gov’t.
Gtd. Notes	7.39	12/2/24	210,000	284,025
Romanian Government,
Sr. Unscd. Notes	4.88	1/22/24	440,000	485,650

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Foreign/Governmental (continued)
Russian Agricultural Bank,
Sr. Unscd. Notes	7.75	5/29/18	240,000		243,432
Russian Government,
Sr. Unscd. Notes	5.00	4/29/20	200,000		204,500
Sberbank of Russia,
Sr. Unscd. Notes	6.13	2/7/22	250,000		243,625
Sinopec Group Overseas
Development,
2012 Gtd. Notes	3.90	5/17/22	240,000		250,567
Sinopec Group Overseas
Development,
2015, Gtd. Notes	2.50	4/28/20	200,000	[b]	198,676
Transnet,
Sr. Unscd. Notes	4.00	7/26/22	260,000		251,961
Turkish Government,
Sr. Unscd. Notes	7.38	2/5/25	200,000		246,250
Uruguayan Government
Sr. Unscd. Bonds	7.88	1/15/33	180,000		252,000
Vietnamese Government,
Sr. Unscd. Bonds	4.80	11/19/24	240,000	[b]	251,400
Vnesheconombank,
Sr. Unscd. Notes	6.03	7/5/22	290,000		266,075
Vnesheconombank,
Sr. Unscd. Notes	6.80	11/22/25	270,000		252,450
					12,962,320
Industrial—5.6%
Alfa, Sr. Unscd. Notes	5.25	3/25/24	350,000		379,750
Alliance Global Group,
Gtd. Notes	6.50	8/18/17	230,000		246,675
Doosan Heavy Industries &
Construction, Bank Gtd. Notes	2.13	4/27/20	250,000	[b]	247,341
ENA Norte Trust,
Pass Through Certificates	4.95	4/25/28	159,991		166,791
Noble Group,
Sr. Unscd. Notes	6.75	1/29/20	145,000		152,250
Rolta Americas,
Gtd. Notes	8.88	7/24/19	250,000		217,500
					1,410,307

8

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Information Technology—1.0%
Tencent Holdings,
Sr. Unscd. Notes	3.80	2/11/25	245,000	[b]	246,166
Materials—4.0%
Cementos Pacasmayo,
Gtd. Notes	4.50	2/8/23	130,000		126,100
CEMEX Espana,
Sr. Scd. Notes	9.88	4/30/19	170,000		188,595
Minsur,
Sr. Unscd. Notes	6.25	2/7/24	170,000		189,975
Severstal,
Sr. Unscd. Notes	5.90	10/17/22	270,000		255,528
Turkiye Sise ve Cam Fabrikalari,
Sr. Unscd. Notes	4.25	5/9/20	250,000		246,250
					1,006,448
Telecommunications—4.0%
ENTEL Chile,
Sr. Unscd. Notes	4.75	8/1/26	250,000		263,198
MTN Mauritius Investments,
Gtd. Notes	4.76	11/11/24	250,000	[b]	258,165
Oi,
Sr. Unscd. Notes	5.75	2/10/22	260,000		220,350
VimpelCom Holdings,
Gtd. Notes	7.50	3/1/22	270,000		268,650
					1,010,363
Utilities—2.1%
Perusahaan Listrik Negara,
Sr. Unscd. Notes	5.25	10/24/42	270,000		256,500
Talent Yield Investments,
Gtd. Notes	4.50	4/25/22	240,000		255,936
					512,436
Total Bonds and Notes
(cost $23,952,573)					24,245,785
			Principal
Short-Term Investments—.1%			Amount ($)		Value ($)
U.S. Treasury Bills;
0.05%, 8/13/15
(cost $24,996)			25,000	[c]	24,999

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—1.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $440,160)	440,160 [d]	440,160
Total Investments (cost $24,417,729)	98.6%	24,710,944
Cash and Receivables (Net)	1.4%	339,749
Net Assets	100.0%	25,050,693

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2015, these securities were valued at $2,653,499 or 10.6% of net assets.
c Held by or on behalf of a counterparty for open financial futures contracts.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Mexico	10.2	Supranational	1.1
Brazil	9.5	Australia	1.0
Russia	8.1	Israel	1.0
China	7.9	Ivory Coast	1.0
Turkey	7.8	Lithuania	1.0
Indonesia	5.4	Mauritius	1.0
India	4.6	Morocco	1.0
Peru	4.2	Singapore	1.0
Hong Kong	4.0	Sri Lanka	1.0
Chile	3.9	Thailand	1.0
Philippines	2.9	United Arab Emirates	1.0
Colombia	2.7	Uruguay	1.0
Hungary	2.0	Vietnam	1.0
South Korea	2.0	Kenya	.8
Panama	1.9	Spain	.8
Romania	1.9	Malaysia	.6
Short-Term/		Dominican Republic	.5
Money Market Investments	1.9	Trinidad and Tobago	.3
Kazakhstan	1.6		98.6

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF FINANCIAL FUTURES

April 30, 2015 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2015	($)
Financial Futures Short
U.S. Treasury 10 Year Notes	7	(898,625)	June 2015	(3,327)
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2015 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers			23,977,569	24,270,784
Affiliated issuers			440,160	440,160
Dividends and interest receivable				289,282
Receivable for futures variation margin—Note 3				984
Prepaid expenses				76,287
				25,077,497
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)				1,203
Accrued expenses				25,601
				26,804
Net Assets ($)				25,050,693
Composition of Net Assets ($):
Paid-in capital				25,000,000
Accumulated undistributed investment income—net				63,323
Accumulated net realized gain (loss) on investments				(302,518)
Accumulated net unrealized appreciation (depreciation)
on investments [including ($3,327) net unrealized
(depreciation) on financial futures]				289,888
Net Assets ($)				25,050,693

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	100,198	100,143	24,750,149	100,203
Shares Outstanding	8,000	8,000	1,976,000	8,000
Net Asset Value Per Share ($)	12.52	12.52	12.53	12.53
See notes to financial statements.

12

STATEMENT OF OPERATIONS

From December 3, 2014 (commencement of operations) to April 30, 2015 (Unaudited)

Investment Income ($):
Income:
Interest	465,858
Cash Dividends;
Affiliated issuers	861
Total Income	466,719
Expenses:
Investment advisory fee—Note 2(a)	50,254
Professional fees	48,309
Registration fees	28,183
Custodian fees—Note 2(c)	7,540
Prospectus and shareholders’ reports	3,515
Directors’ fees and expenses—Note 2(d)	626
Distribution fees—Note 2(b)	301
Shareholder servicing costs—Note 2(c)	286
Miscellaneous	11,953
Total Expenses	150,967
Less—reduction in expenses due to undertaking—Note 2(a)	(85,131)
Net Expenses	65,836
Investment Income—Net	400,883
Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments	(285,448)
Net realized gain (loss) on financial futures	(17,070)
Net Realized Gain (Loss)	(302,518)
Net unrealized appreciation (depreciation) on investments	293,215
Net unrealized appreciation (depreciation) on financial futures	(3,327)
Net Unrealized Appreciation (Depreciation)	289,888
Net Realized and Unrealized Gain (Loss) on Investments	(12,630)
Net Increase in Net Assets Resulting from Operations	388,253

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS
From December 3, 2014 (commencement of operations) to April 30, 2015 (Unaudited)

Operations ($):
Investment income—net	400,883
Net realized gain (loss) on investments	(302,518)
Net unrealized appreciation (depreciation) on investments	289,888
Net Increase (Decrease) in Net Assets
Resulting from Operations	388,253
Dividends to Shareholders from ($):
Investment income—net:
Class A	(1,256)
Class C	(1,008)
Class I	(333,944)
Class Y	(1,352)
Total Dividends	(337,560)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	100,000
Class C	100,000
Class I	24,700,000
Class Y	100,000
Increase (Decrease) in Net Assets from
Capital Stock Transactions	25,000,000
Total Increase (Decrease) in Net Assets	25,050,693
Net Assets ($):
Beginning of Period	—
End of Period	25,050,693
Undistributed investment income—net	63,323
Capital Share Transactions (Shares):
Class A
Shares sold	8,000
Class C
Shares sold	8,000
Class I
Shares sold	1,976,000
Class Y
Shares sold	8,000

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS (Unaudited)

The following table describes the performance for each share class for the period from December 3, 2014 (commencement of operations) to April 30, 2015.All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distri-butions.These figures have been derived from the fund’s financial statements.

	Class A	Class C		Class I	Class Y
	Shares	Shares		Shares	Shares
Per Share Data ($):
Net asset value, beginning of period	12.50	12.50		12.50	12.50
Investment Operations:
Investment income—net[a]	.19	.15		.20	.20
Net realized and unrealized
gain (loss) on investments	(.01)	—		—	—
Total from Investment Operations	.18	.15		.20	.20
Distributions:
Dividends from investment income—net	(.16)	(.13)		(.17)	(.17)
Net asset value, end of period	12.52	12.52		12.53	12.53
Total Return (%)[b]	1.45 [c]	1.19	[c]	1.54	1.54
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[d]	1.80	2.55		1.50	1.53
Ratio of net expenses
to average net assets[d]	.90	1.65		.65	.65
Ratio of net investment income
to average net assets[d]	3.74	2.99		3.99	3.99
Portfolio Turnover Rate[b]	26.55	26.55		26.55	26.55
Net Assets, end of period ($ x 1,000)	100	100		24,750	100

a	Based on average shares outstanding.
b	Not annualized.
c	Exclusive of sales charge.
d	Annualized.

See notes to financial statements.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Emerging Markets Debt U.S. Dollar Fund (the “fund”) is a separate non-diversified series of Dreyfus BNY Mellon Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering six series, including the fund, which commenced operations on December 3, 2014.The fund’s investment objective is to seek to maximize total return. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Standish Mellon Asset Management Company LLC (“Standish”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.The fund’s fiscal year end is October 31.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Capital Stock in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. ClassY shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the

16

expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2015, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S.Treasury Bills), financial futures are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which

18

include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of April 30, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	—	11,283,465	—	11,283,465
Foreign
Government	—	12,962,320	—	12,962,320
Mutual Funds	440,160	—	—	440,160
U.S. Treasury	—	24,999	—	24,999
Liabilities ($)
Other Financial
Instruments:
Financial Futures††	(3,327)	—	—	(3,327)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized (depreciation) at period end.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2015 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/3/2014($)	Purchases ($)	Sales ($)	4/30/2015 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	—	30,512,409	30,072,249	440,160	1.8%

20

(d) Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry.

On April 30, 2015, the Board declared a cash dividend of $.046, $.038, $.049 and $.050 per share from undistributed investment income-net for Class A, Class C, Class I and Class Y shares, respectively, payable on May 0, 2015 (ex-dividend date), to shareholders of record as of the close of business on April 30, 2015.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2015, the fund did not incur any interest or penalties.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from December 3, 2014 through December 31, 2015, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, brokerage commissions and extraordinary expenses) exceed .65% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $85,131 during the period ended April 30, 2015.

Pursuant to a sub-investment advisory agreement between Dreyfus and Standish, Standish serves as the fund’s sub-investment adviser responsible for the day-to–day management of the fund’s portfolio. Dreyfus pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by Dreyfus to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC

22

and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets. During the period ended April 30, 2015, Class C shares were charged $301 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.These services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2015, Class A and Class C shares were charged $101 and $100, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2015, the fund was charged $82 for transfer agency services and $2 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2015, the fund was charged $7,540 pursuant to the custody agreement.

During the period ended April 30, 2015, the fund was charged $4,637 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $10,277, Distribution Plan fees $61, Shareholder Services Plan fees $41, custodian fees $6,032, Chief Compliance Officer fees $3,682 and transfer agency fees $9, which are offset against an expense reimbursement currently in effect in the amount of $18,899.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject

24

to certain exceptions, including redemptions made through the use of the fund’s exchange privilege. During the period ended April 30, 2015, there were no redemption fees charged and retained by the fund.

NOTE 3—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended April 30, 2015, amounted to $30,441,573 and $6,174,984, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended April 30, 2015 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market.A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counter-party credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at April 30, 2015 are set forth in the Statement of Financial Futures.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2015:

Average Market Value ($)
Interest rate financial futures	1,625,103

At April 30, 2015, accumulated net unrealized appreciation on investments was $293,215, consisting of $448,837 gross unrealized appreciation and $155,622 gross unrealized depreciation.

At April 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

26

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Global Emerging
Markets Fund

SEMIANNUAL REPORT April 30, 2015

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
19	Notes to Financial Statements
31	Information About the Review and Approval of the Fund’s Management and Sub-Investment Advisory Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus
Global Emerging
Markets Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Global Emerging Markets Fund, covering the six-month period from November 1, 2014, through April 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

International stock markets continued to encounter bouts of heightened volatility on their way to posting moderate gains, on average. Investors remained concerned over the reporting period’s first half that persistent economic weakness and defla-tionary pressures in Europe, Japan, and China might undermine corporate profits for non-U.S. and multinational companies. However, investor sentiment was buoyed over the second half by increasingly accommodative monetary policies from major central banks. Indeed, aggressive monetary stimulus measures caused most local currencies to depreciate against the U.S. dollar, making foreign exports more attractive to U.S. consumers in a recovering domestic economy.

We remain optimistic regarding the long-term outlook for the global economy generally and for international equities in particular. Despite ongoing geopolitical head-winds, energy prices appear to have stabilized, and we believe that aggressively accommodative monetary policies from the world’s major central banks seem likely to address economic and deflation issues.Therefore, we currently expect the pace of global economic growth to improve gradually in the months ahead. As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2014, through April 30, 2015, as provided by Robert Marshall-Lee and Sophia Whitbread, CFA, Primary Portfolio Managers of Newton Capital Management Limited, Sub-Investment Adviser

Fund and Market Performance Overview

For the six-month period ended April 30, 2015, Dreyfus Global Emerging Markets Fund’s Class A shares produced a total return of –4.29%, Class C shares returned –4.70%, Class I shares returned –4.24% and Class Y shares returned –4.16%.1 In comparison, the Morgan Stanley Capital International Emerging Markets Index (“MSCI EM Index”), the fund’s benchmark, returned 3.92% for the same period.2

Stocks in the world’s emerging markets gained a moderate degree of value, on average, amid heightened market turbulence over the reporting period. The fund produced lower returns than its benchmark, mainly due to overweighted exposure to India and underweighted positions in China’s stronger performing stocks.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation.To pursue its goal, the fund normally invests at least 80% of its assets in common stocks and other equity securities of companies in emerging market countries. We employ a fundamental, bottom-up investment process that emphasizes quality, return on capital employed, and governance.The process of identifying investment ideas begins by identifying a core list of investment themes. These themes are based primarily on observable global economic, industrial or social trends that we believe will positively affect certain sectors or industries and cause stocks within these sectors or industries to outperform others.We then identify specific companies using investment themes to help focus on areas where our themes suggest superior growth potential and fundamental analysis to ensure that we have the right stock picks to best capture this growth potential in capital appreciation.

Emerging Markets Produced Divergent Results

Emerging market equities produced mixed returns during the reporting period. Some markets, such as Russia and Brazil, continued to encounter pronounced weakness stemming from economic and geopolitical concerns. Russia proved vulnerable to plummeting oil prices and sanctions imposed over its conflict with

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Ukraine, while Brazil’s economy contracted in the midst of a scandal surrounding the country’s largest oil company.

In contrast, China’s stock market climbed when monetary policymakers implemented more aggressively accommodative policies, including two reductions in short-term interest rates during the reporting period. Investor sentiment also was buoyed when Chinese officials relaxed restrictions on property-market transactions and opened local financial markets to greater foreign investment. However, India —which had advanced strongly in 2014 — stumbled late in the reporting period, despite sound underlying fundamentals, when investors sought more attractive values in other markets.

It should be noted that emerging equity markets generally lagged more developed countries over the reporting period. Europe’s stock market fared especially well after the launch of a larger-than-expected quantitative easing program, and Japan’s market advanced after the country intensified aggressively accommodative monetary policies. U.S. equities gained a more modest amount of value amid expectations of rising short-term interest rates later this year.

China Positions Dampened Relative Results

Despite overweighted exposure to Hong Kong and China combined, the fund did not hold many of the index heavyweights that led the local markets’ rally, including certain banks and insurance companies. In addition, China’s ongoing clampdown on corruption continued to hamper revenues for gaming companies with facilities in Macau. Meanwhile, the fund maintained substantially overweighted exposure to India, which suffered from rotation into China as the market consolidated previous gains.

From a security selection perspective, the fund received disappointing results from Indian conglomerate ITC, which was hurt by cigarette taxation, and motorized vehicle maker Hero MotoCorp, where demand for two-wheelers was hampered by slower economic growth in rural areas. Mexican pharmaceutical company Genomma Lab Internacional reported disappointing financial results due to operational management shortfalls. By market sector, the fund’s greatest detractors were found in the information technology segment: investors in Chinese Internet companies Baidu and Alibaba Group Holding focused on the dampening effects of capital spending on the nearer-term profit margin outlook rather than these investments’ longer-term strategic benefits.

On a more positive note, top contributors for the reporting period included Naspers, an Internet company listed in South Africa whose value is driven mainly

4

by its ownership stake in Chinese Internet retailer Tencent Holdings. Hong Kong-based financial services provider AIA Group continued to deliver strong growth in its insurance businesses in Asia. Chinese discount retailerVipshop Holdings achieved strong growth in e-commerce “flash” sales, especially through its mobile channel.

Differentiated Prospects across Emerging Markets

We continue to see markedly differentiated prospects across the emerging markets depending on the specific countries, industry groups and individual companies being considered.With selectivity likely to be a more critical determinant of investment results, we have continued to favor companies that are adjusting to a changing global backdrop by adopting reforms to address fiscal deficits while investing in new avenues of growth. We have identified a number of businesses in India, the Philippines and Mexico that meet these criteria, and the fund is positioned to reflect this conviction.

May 15, 2015

Equity securities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.The securities of companies located in emerging markets are often subject to rapid and large changes in price.An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the greater risks associated with investing in emerging market countries.
Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market
liquidity.These risks generally are greater with emerging market countries than with more economically and politically established foreign countries.
1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect an undertaking for the absorption of certain fund expenses by The Dreyfus Corporation through March 1, 2016, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain
distributions.The Morgan Stanley Capital International Emerging Markets (MSCI EM) Index is a market capitalization-weighted index composed of companies representative of the market structure of select designated emerging market countries in Europe, Latin America, and the Pacific Basin. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Global Emerging Markets Fund from November 1, 2014 to April 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ 7.76	$ 11.38	$ 6.41	$ 6.12
Ending value (after expenses)	$ 957.10	$ 953.00	$ 957.60	$ 958.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ 8.00	$ 11.73	$ 6.61	$ 6.31
Ending value (after expenses)	$ 1,016.86	$ 1,013.14	$ 1,018.25	$ 1,018.55

† Expenses are equal to the fund’s annualized expense ratio of 1.60% for Class A, 2.35% for Class C, 1.32% for
Class I and 1.26% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2015 (Unaudited)

Common Stocks—97.7%	Shares		Value ($)
Australia—.4%
Oil Search	66,548		423,955
Brazil—.4%
CCR	66,613		367,008
Chile—.4%
Sociedad Quimica y Minera Chile, ADR	18,599		406,202
China—19.9%
Alibaba Group Holding, ADR	39,962		3,248,511
Baidu, ADR	23,255	[a]	4,657,511
China Biologic Products	12,200	[a]	1,166,808
Hengan International Group	96,500		1,191,297
PetroChina, Cl. H	1,262,000		1,626,484
TAL Education Group, ADR	67,674	[a]	2,487,020
Tencent Holdings	67,574		1,395,568
Vipshop Holdings, ADS	118,148	[a]	3,342,407
YY, ADR	24,955	[a]	1,586,140
			20,701,746
Cyprus—1.3%
Eurasia Drilling, GDR	68,754		1,359,526
Germany—.4%
Rocket Internet	8,095	[b]	402,025
Georgia—.6%
Bank of Georgia Holdings	22,396		617,561
Hong Kong—4.3%
AIA Group	671,800		4,484,446
India—25.4%
Amara Raja Batteries	44,608		557,865
Apollo Hospitals Enterprise	66,578		1,187,410
Axis Bank	256,529		2,247,557
Glenmark Pharmaceuticals	153,276		2,106,007

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
India (continued)
Godrej Consumer Products	110,235		1,814,958
Grasim Industries	16,734		942,774
Hero MotoCorp	101,857		3,729,047
ITC	715,856		3,624,620
Jubilant Foodworks	59,561	[a]	1,391,224
Maruti Suzuki India	23,771		1,388,511
Tata Consultancy Services	64,385		2,487,025
Tata Motors, ADR	107,850		4,442,342
Titan	90,119		534,865
			26,454,205
Indonesia—.5%
Surya Citra Media	2,174,600		485,711
Macau—3.7%
Sands China	504,800		2,064,520
Wynn Macau	875,200		1,774,251
			3,838,771
Malaysia—1.4%
IHH Healthcare	885,600		1,471,400
Mexico—4.9%
Fibra Shop Portafolios Inmobiliarios	347,799		398,761
Fibra Uno Administracion	153,691		383,276
Genomma Lab Internacional, Cl. B	888,318	[a]	1,043,377
Grupo Financiero Santander Mexico, Cl. B, ADR	141,867		1,442,787
Kimberly-Clark de Mexico, Cl. A	581,352		1,280,020
Southern Copper	15,480		504,338
			5,052,559
Philippines—9.4%
Energy Development	2,959,700		537,379
First Gen	938,600		591,468

8

Common Stocks (continued)	Shares	Value ($)
Philippines (continued)
GT Capital Holdings	52,960	1,492,805
Metropolitan Bank & Trust	768,525	1,604,704
Robinsons Retail Holdings	522,800	1,021,270
Security Bank	362,021	1,364,805
Universal Robina	648,950	3,174,663
		9,787,094
Portugal—.6%
Galp Energia	42,841	586,360
South Africa—11.7%
British American Tobacco	46,666	2,582,559
Cie Financiere Richemont	181,901	1,627,358
Discovery	97,027	1,073,693
Life Healthcare Group Holdings	588,045	2,010,639
Naspers, Cl. N	31,041	4,870,839
		12,165,088
Taiwan—7.7%
MediaTek	233,000	2,997,016
Taiwan Semiconductor Manufacturing	1,038,000	5,011,249
		8,008,265
Thailand—1.0%
Bangkok Bank	192,600	1,082,322
Turkey—.4%
Cola-Cola Icecek	21,698	367,873
United Arab Emirates—.6%
Al Noor Hospitals Group	46,181	634,337
United States—2.7%
Yum! Brands	32,745	2,814,760
Total Common Stocks
(cost $93,179,269)		101,511,214

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—2.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,321,727)	2,321,727 [c]	2,321,727
Total Investments (cost $95,500,996)	99.9%	103,832,941
Cash and Receivables (Net)	.1%	134,205
Net Assets	100.0%	103,967,146

ADR—American Depository Receipts
ADS—American Depository Shares
GDR—Global Depository Receipts
a Non-income producing security.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2015, this security was valued at $402,025 or 0.4% of net assets.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Technology	20.9	Oil & Gas	3.8
Consumer Goods	20.5	Money Market Investment	2.2
Consumer Services	19.5	Utilities	1.1
Financial	15.6	Basic Materials	.9
Health Care	9.3
Industrial	6.1		99.9

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2015 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers			93,179,269	101,511,214
Affiliated issuers			2,321,727	2,321,727
Cash				145,320
Cash denominated in foreign currencies			121,404	124,303
Dividends receivable				116,230
Receivable for shares of Capital Stock subscribed				42,990
Prepaid expenses				31,514
				104,293,298
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				146,436
Payable for investment securities purchased				152,301
Accrued expenses				27,415
				326,152
Net Assets ($)				103,967,146
Composition of Net Assets ($):
Paid-in capital				97,663,234
Accumulated investment (loss)—net				(198,143)
Accumulated net realized gain (loss) on investments				(1,834,755)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions				8,336,810 [a]
Net Assets ($)				103,967,146

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	112,707	43,616	638,017	103,172,806
Shares Outstanding	7,895	3,081	44,684	7,202,030
Net Asset Value Per Share ($)	14.28	14.16	14.28	14.33
[a] Net of $118,468 deferred foreign capital gains tax.
See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2015 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $46,705 foreign taxes withheld at source):
Unaffiliated issuers	484,510
Affiliated issuers	1,160
Total Income	485,670
Expenses:
Management fee—Note 3(a)	477,538
Professional fees	40,962
Registration fees	39,497
Custodian fees—Note 3(c)	29,398
Directors’ fees and expenses—Note 3(d)	2,824
Prospectus and shareholders’ reports	1,908
Shareholder servicing costs—Note 3(c)	795
Loan commitment fees—Note 2	508
Distribution fees—Note 3(b)	165
Miscellaneous	10,834
Total Expenses	604,429
Less—reduction in expenses due to undertaking—Note 3(a)	(212)
Less—reduction in fees due to earnings credits—Note 3(c)	(1)
Net Expenses	604,216
Investment (Loss)—Net	(118,546)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(1,615,950)
Net realized gain (loss) on forward foreign currency exchange contracts	1,272
Net Realized Gain (Loss)	(1,614,678)
Net unrealized appreciation (depreciation) on investments and
foreign currency transactions	(2,404,808)
Net unrealized appreciation (depreciation) on forward
foreign currency exchange contracts	(2,459)
Net Unrealized Appreciation (Depreciation)	(2,407,267)
Net Realized and Unrealized Gain (Loss) on Investments	(4,021,945)
Net (Decrease) in Net Assets Resulting from Operations	(4,140,491)

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014[a]
Operations ($):
Investment Income—net	(118,546)	312,933
Net realized gain (loss) on investments	(1,614,678)	426,069
Net unrealized appreciation
(depreciation) on investments	(2,407,267)	10,744,077
Net Increase (Decrease) in Net Assets
Resulting from Operations	(4,140,491)	11,483,079
Dividends to Shareholders from ($):
Investment income—net:
Class A	(246)	—
Class C	(68)	—
Class I	(2,339)	—
Class Y	(292,156)	—
Net realized gain on investments:
Class A	(761)	—
Class C	(370)	—
Class I	(5,992)	—
Class Y	(748,416)	—
Total Dividends	(1,050,348)	—
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	135,316	126,094
Class C	—	40,885
Class I	87,998	20,222,652
Class Y	19,739,685	89,152,604
Dividends reinvested:
Class A	688	—
Class C	152	—
Class I	6,292	—
Class Y	939,605	—
Cost of shares redeemed:
Class A	(139,869)	(11,488)
Class I	(203,201)	(20,173,543)
Class Y	(8,487,528)	(3,761,436)
Increase (Decrease) in Net Assets from
Capital Stock Transactions	12,079,138	85,595,768
Total Increase (Decrease) in Net Assets	6,888,299	97,078,847
Net Assets ($):
Beginning of Period	97,078,847	—
End of Period	103,967,146	97,078,847
Undistributed investment income (loss)—net	(198,143)	215,212

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014[a]
Capital Share Transactions:
Class A
Shares sold	9,350	8,765
Shares issued for dividends reinvested	49	—
Shares redeemed	(9,470)	(799)
Net Increase (Decrease) in Shares Outstanding	(71)	7,966
Class C
Shares sold	—	3,070
Shares issued for dividends reinvested	11	—
Net Increase (Decrease) in Shares Outstanding	11	3,070
Class I
Shares sold	6,082	1,602,278
Shares issued for dividends reinvested	450	—
Shares redeemed	(13,814)	(1,550,312)
Net Increase (Decrease) in Shares Outstanding	(7,282)	51,966
Class Y
Shares sold	1,374,150	6,615,948
Shares issued for dividends reinvested	67,019	—
Shares redeemed	(592,083)	(263,004)
Net Increase (Decrease) in Shares Outstanding	849,086	6,352,944

a From February 3, 2014 (commencement of operations) to October 31, 2014.
See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal period indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2015	Year Ended
Class A Shares	(Unaudited)	October 31, 2014[a]
Per Share Data ($):
Net asset value, beginning of period	15.09	12.50
Investment Operations:
Investment income (loss)—net[b]	(.04)	.02
Net realized and unrealized
gain (loss) on investments	(.61)	2.57
Total from Investment Operations	(.65)	2.59
Distributions:
Dividends from investment income—net	(.04)	—
Dividends from net realized gain on investments	(.12)	—
Total Distributions	(.16)	—
Net asset value, end of period	14.28	15.09
Total Return (%)[c,d]	(4.29)	20.72
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[e]	1.90	2.35
Ratio of net expenses
to average net assets[e]	1.60	1.60
Ratio of net investment income
(loss) to average net assets[e]	(.62)	.20
Portfolio Turnover Rate[d]	13.70	30.66
Net Assets, end of period ($ x 1,000)	113	120

a	From February 3, 2014 (commencement of operations) to October 31, 2014.
b	Based on average shares outstanding.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2015	Year Ended
Class C Shares	(Unaudited)	October 31, 2014[a]
Per Share Data ($):
Net asset value, beginning of period	15.01	12.50
Investment Operations:
Investment (loss)—net[b]	(.10)	(.05)
Net realized and unrealized
gain (loss) on investments	(.61)	2.56
Total from Investment Operations	(.71)	2.51
Distributions:
Dividends from investment income—net	(.02)	—
Dividends from net realized gain on investments	(.12)	—
Total Distributions	(.14)	—
Net asset value, end of period	14.16	15.01
Total Return (%)[c,d]	(4.70)	20.08
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[e]	2.59	2.95
Ratio of net expenses
to average net assets[e]	2.35	2.35
Ratio of net investment (loss)
to average net assets[e]	(1.34)	(.45)
Portfolio Turnover Rate[d]	13.70	30.66
Net Assets, end of period ($ x 1,000)	44	46

a	From February 3, 2014 (commencement of operations) to October 31, 2014.
b	Based on average shares outstanding.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Annualized.

See notes to financial statements.

16

	Six Months Ended
	April 30, 2015	Year Ended
Class I Shares	(Unaudited)	October 31, 2014[a]
Per Share Data ($):
Net asset value, beginning of period	15.09	12.50
Investment Operations:
Investment income (loss)—net[b]	(.02)	.66
Net realized and unrealized
gain (loss) on investments	(.62)	1.93
Total from Investment Operations	(.64)	2.59
Distributions:
Dividends from investment income—net	(.05)	—
Dividends from net realized gain on investments	(.12)	—
Total Distributions	(.17)	—
Net asset value, end of period	14.28	15.09
Total Return (%)[c]	(4.24)	20.72
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[d]	1.32	1.41
Ratio of net expenses
to average net assets[d]	1.32	1.35
Ratio of net investment income (loss)
to average net assets[d]	(.30)	2.86
Portfolio Turnover Rate[c]	13.70	30.66
Net Assets, end of period ($ x 1,000)	638	784

a	From February 3, 2014 (commencement of operations) to October 31, 2014.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2015	Year Ended
Class Y Shares	(Unaudited)	October 31, 2014[a]
Per Share Data ($):
Net asset value, beginning of period	15.13	12.50
Investment Operations:
Investment income (loss)—net[b]	(.02)	.05
Net realized and unrealized
gain (loss) on investments	(.61)	2.58
Total from Investment Operations	(.63)	2.63
Distributions:
Dividends from investment income—net	(.05)	—
Dividends from net realized gain on investments	(.12)	—
Total Distributions	(.17)	—
Net asset value, end of period	14.33	15.13
Total Return (%)[c]	(4.16)	21.04
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[d]	1.26	1.70
Ratio of net expenses
to average net assets[d]	1.26	1.35
Ratio of net investment income
(loss) to average net assets[d]	(.25)	.52
Portfolio Turnover Rate[c]	13.70	30.66
Net Assets, end of period ($ x 1,000)	103,173	96,129

a	From February 3, 2014 (commencement of operations) to October 31, 2014.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Global Emerging Markets Fund (the “fund”) is a separate non-diversified series of Dreyfus BNY Mellon Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering six series, including the fund. The fund’s investment objective is to seek long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Capital Management Limited (“Newton”) serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Capital Stock in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2015, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 2,000 Class A and Class C shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not

20

orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

22

The following is a summary of the inputs used as of April 30, 2015 in valuing the fund’s investments:

		Level 2—Other		Level 3—
	Level 1—	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	2,814,760	—		—	2,814,760
Equity Securities—
Foreign
Common Stocks†	23,284,066	75,412,388	††	—	98,696,454
Mutual Funds	2,321,727	—		—	2,321,727

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note above for additional information.

At October 31, 2014, $70,680,364 of exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2015 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2014 ($)	Purchases ($)	Sales ($)	4/30/2015 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	—	18,964,343	16,642,616	2,321,727	2.2

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis

24

to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2015, the fund did not incur any interest or penalties.

The tax period ended October 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2015, the fund did not borrow under the Facilities.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the fund has agreed to pay a management fee at the annual rate of 1.00% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from November 1, 2014 through March 1, 2016, to waive receipt of its fees and/or assume the direct expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.35% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking amounted to $212 during the period ended April 30, 2015.

Pursuant to a sub-investment advisory agreement between Dreyfus and Newton, Newton serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. Dreyfus pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval.The Order also allows the fund to disclose the sub-investment advisory fee paid by Dreyfus to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable

26

to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2015, Class C shares were charged $165 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2015, Class A and Class C shares were charged $133 and $55, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2015, the fund was charged $512 for transfer agency services and $18 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $1.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2015, the fund was charged $29,398 pursuant to the custody agreement.

During the period ended April 30, 2015, the fund was charged $5,659 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $86,542, Distribution Plan fees $27, Shareholder Services Plan fees $36, custodian fees $56,015, Chief Compliance Officer fees $3,682 and transfer agency fees $154, which are offset against an expense reimbursement currently in effect in the amount of $20.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to certain exceptions, including redemptions made through use of the fund’s exchange privilege. During the period ended April 30, 2015, redemption fees charged and retained by the fund amounted to $1,031.

28

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended April 30, 2015, amounted to $21,929,886 and $13,074,554, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset.The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2015 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strat-egy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract.This risk is mitigated by Master Agreements between the fund and the counter-party and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. At April 30, 2015, there were no forward contracts outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2015:

Average Market Value ($)
Forward contracts	370,782

At April 30, 2015, accumulated net unrealized appreciation on investments was $8,331,945, consisting of $15,645,656 gross unrealized appreciation and $7,313,711 gross unrealized depreciation.

At April 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

30

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AND
SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on February 25-26, 2015, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Newton Capital Management Limited (the “Subadviser”) provides day-to-day management of the fund’s invest-ments.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered

The Fund 31

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for the nine-month period ended December 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. Noting that the fund launched in February 2014, the Board discussed the results of the comparisons and noted that the fund’s total return performance was the highest in the Performance Group and above the Performance Universe median for the nine-month period. Dreyfus also provided a comparison of the fund’s total return since the fund’s commencement of operations on February 3, 2014 through December 31, 2014 to the return of the fund’s benchmark index for the same period.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board

32

noted that the fund’s contractual management fee was below the Expense Group median, and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus had contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2015, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) did not exceed 1.35% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Subadviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Subadviser and Dreyfus. The Board also noted the Subadviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also

The Fund 33

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Subadviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

34

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus and the Subadviser are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fees paid to Dreyfus and the Subadviser were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of the fund and the services provided to the fund by Dreyfus and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreements.

The Fund 35

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Select Managers
Long/Short Fund

SEMIANNUAL REPORT April 30, 2015

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
13	Statement of Securities Sold Short
16	Statement of Financial Futures
17	Statement of Assets and Liabilities
18	Statement of Operations
19	Statement of Changes in Net Assets
20	Financial Highlights
24	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Select Managers
Long/Short Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Select Managers Long/Short Fund, covering the six-month period from November 1, 2014, through April 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. stock market encountered bouts of heightened volatility on its way to posting modest gains for the reporting period overall. Investors were confounded to a degree by divergent economic trends in domestic and international markets. On one hand, stock prices were driven broadly higher over the final months of 2014 as U.S. corporate fundamentals benefited from a sustained economic recovery, which was fueled by strengthening labor markets, intensifying manufacturing activity, and greater consumer and business confidence. However, gains moderated over the first four months of 2015, when investors worried that persistent economic weakness in overseas markets and a strengthening U.S. dollar might derail growth in the United States.

We remain optimistic regarding the long-term outlook for the U.S. economy generally and the U.S. equities asset class in particular. We believe the domestic economic recovery has continued at a sustainable pace, energy prices appear to have stabilized, foreign currencies recently have strengthened, and aggressively accommodative monetary policies from the world’s major central banks seem likely to address global economic weakness. In the meantime, expectations of the timing of short-term interest rate hikes from monetary policymakers have been pushed back, and eventual rate increases are expected to be gradual and modest. As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2014, through April 30, 2015, as provided by Christopher E. Crerend and Jeffrey A. Brozek, Portfolio Allocation Managers of EACM Advisors LLC

Fund and Market Performance Overview

For the six-month period ended April 30, 2015, Dreyfus Select Managers Long/Short Fund’s Class A shares produced a total return of 3.20%, Class C shares returned 2.80%, Class I shares returned 3.36%, and Class Y shares returned 3.35%.1 In comparison, the HFRX Equity Hedge Index (the “HFRX Index”) produced a total return of 3.76% and the Morgan Stanley Capital International All Country World Index (the “MSCI ACWI Index”), a broad-based index, produced a total return of 4.97% for the same period.2,3 Because of several factors, including that the MSCI ACWI does not include short positions, we believe the HFRX Index may be a more meaningful performance benchmark to the extent the fund is actively engaged in long and short positions.

Equity prices advanced moderately despite heightened volatility amid choppy domestic and international economic growth.The fund mildly underperformed its benchmark as the long portfolio was profitable, but portfolio hedges and short positions lost money as equity markets generally climbed.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation with lower volatility than, and moderate correlation to, major equity market indices.The fund uses a “manager of managers” approach by selecting one or more experienced equity managers to serve as subadvisers to manage the fund’s assets.The fund allocates its assets among subadvis-ers that use long/short equity investment strategies that are not expected to have returns that are highly correlated to each other or major equity market indices. Each of the fund’s subadvisers acts independently of any other subadviser and uses its own methodology to select portfolio investments.

The fund normally invests in equity securities, typically common stocks, including securities issued by other investment companies, such as exchange-traded funds (ETFs).The fund expects to maintain significant short positions in equity securities and equity-related instruments, including derivative instruments and ETFs. Although the fund intends to maintain an overall long position in its investments, in certain circumstances, the fund’s short positions may approach or reach the size of the fund’s overall long position.

Equity Markets Climbed Despite Volatility

Although the U.S. economy continued to recover during the reporting period, the expansion proved uneven in the face of severe winter weather. Weak growth in

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

international markets further increased investor uneasiness. European and Japanese central banks responded to economic headwinds with massive quantitative easing programs, hampering revenues for U.S. exporters when the euro and yen depreciated sharply in value against the U.S. dollar. A steep decline in oil prices generated challenges for energy producers, but certain other industries and consumers benefited from lower energy prices.

Equity markets proved volatile in this uncertain economic environment, and broad measures of U.S. market performance vacillated between gains and losses over the first three months of the reporting period. By mid-first quarter 2015, however, the market regained its footing on the strength of favorable corporate earnings, enabling it to produce a moderate gain for the reporting period overall. Developed overseas markets fared considerably better than the U.S. market, climbing in anticipation monetary stimulus and improving economic conditions.

Long Positions Fared Well; Short Positions Less So

In the aggregate, the fund’s subadvisers produced results that nearly matched that of the HRFX Equity Hedge Index. In the consumer discretionary sector, long positions in automotive companies such as Bayerische Motoren Werke (BMW) and Daimler gained value when exports were boosted by a weakening euro. Among media companies, France-based Vivendi benefited from investors’ preference for content providers over distributors.

A number of industrial holdings also fared well, bolstered by long positions in Netherlands-based Airbus Group, where orders and deliveries increased. In addition, expectations of improved economic conditions buoyed the stocks of Fanuc, Schneider Electric, and other European machinery producers. In the information technology sector, consumer electronics giant Apple continued to post strong sales and earnings, while rivals Samsung Electronics and Sony rebounded from earlier weakness. Chinese Internet company Tencent Holdings advanced amid strong growth trends. Finally, in the financials sector, U.S. regional bank Signature Bank reported robust revenues and earnings growth, while Swiss banking giant UBS Group and Japan’s Mitsubishi UFJ Financial Group also rose.

On the other hand, long positions among exploration-and-production companies in the energy sector, such as Hess Corp., lost value when oil prices plunged. Most notably, the fund’s relative results were dampened by market index and sector hedging strategies which lost money amid the rising equity markets. In addition, short positions among biotechnology firms and retailers undermined results in the health care and consumer discretionary sectors, respectively.

The fund added one subadviser during the reporting period to gain greater exposure to European markets, and it eliminated one subadviser due to organizational changes.

4

Remaining Committed to a Diversified Investment Strategy

As of the reporting period’s end, regional economic conditions and monetary policies have shown greater divergence. For example, sustained economic growth and less accommodative monetary policy are expected in the United States, while Europe and Japan are experiencing sluggish economic growth and, consequently, more aggressive easing. In our view, a more varied global investment climate may be particularly well suited for a diversified investment vehicle that seeks to reduce volatility while adding value through a variety of long and short equity investment strategies.

May 15, 2015

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.
Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Small and midsize companies carry additional risks because their earnings and revenues tend to be less predictable, and their share prices more volatile, than those of larger, more established companies.
Short sales involve selling a security the fund does not own in anticipation that the security’s price will decline. Short sales may involve substantial risk and leverage, and expose the fund to the risk that it will be required to buy the security sold short at a time when the security has appreciated in value, thus resulting in a loss to the fund. Short positions in stocks involve more risk than long positions in stocks because the maximum sustainable loss on a stock purchased is limited to the amount paid for the stock plus the transaction costs, whereas there is no maximum attainable price on the shorted stock. In theory, stocks sold short have unlimited risk. It is possible that the market value of securities the fund holds in long positions will decline at the same time that the market value of the securities in the fund has sold short increases, thereby increasing the fund’s potential volatility. Leveraging occurs when the fund increases its assets available for investment using borrowing or similar transactions. Short sales effectively leverage the fund’s assets.The use of leverage may magnify the fund’s gains or losses.
The fund may use derivative instruments, such as options, futures, and options on futures, and swaps.A small investment in derivatives could have a potentially large impact on the fund’s performance.The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses pursuant to an agreement byThe Dreyfus Corporation in effect until March 1, 2016, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC.—Reflects reinvestment of net dividends and, where applicable, capital gain distributions.
The HFRX Equity Hedge Index (the “Index”) is designed to be representative of the overall composition of the equity hedge segment of the hedge fund universe. In an equity hedge strategy both long and short positions primarily in equities are maintained.The Index is sponsored by Hedge Fund Research, Inc. and is constructed using robust filtering, monitoring, and quantitative constituent selection process using the Hedge Fund Research database (HFR
Database), an industry standard for hedge fund data. Constituents of the Index are selected from an eligible pool of the more than 2270 hedge funds that report to the HFR Database.These hedge funds are screened for various reporting characteristics, asset and duration of track record qualities, unique hedge fund strategy inclusion, and whether they are open to accepting new investment via a fully transparent format.The Index performance is based on the return of the constituent hedge funds after deducting constituent hedge fund fees and Index Provider fees.The Index is calculated in USD (Dollars) and is priced daily, with 2-day lag. Investors cannot invest directly in any index.
3	SOURCE: LIPPER INC.—Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The
Morgan Stanley Capital International All CountryWorld Index is a free float-adjusted market capitalization index that is designed to measure equity-market performance in the developed and emerging markets throughout the world.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Select Managers Long/Short Fund from November 1, 2014 to April 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ 15.57	$ 19.51	$ 14.72	$ 13.81
Ending value (after expenses)	$ 1,032.00	$ 1,028.00	$ 1,033.60	$ 1,033.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ 15.40	$ 19.29	$ 14.55	$ 13.66
Ending value (after expenses)	$ 1,009.47	$ 1,005.55	$ 1,010.31	$ 1,011.21

† Expenses are equal to the fund’s annualized expense ratio of 3.09% for Class A, 3.88% for Class C, 2.92% for
Class I and 2.74% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

April 30, 2015 (Unaudited)

Common Stocks—53.5%	Shares		Value ($)
Automobiles & Components—2.0%
Autoliv, SDR	3,516		419,966
Bayerische Motoren Werke	7,752		921,968
Continental	3,005		709,938
Daimler	13,280		1,283,841
Delphi Automotive	22,982		1,907,506
Rheinmetall	13,220		681,903
			5,925,122
Banks—4.8%
Bank of America	216,287	[a]	3,445,452
Comerica	27,486		1,303,111
Danske Bank	44,287		1,254,940
ING Groep	39,059	[b]	600,064
Intesa Sanpaolo	131,901		441,741
JPMorgan Chase & Co.	13,431		849,645
KeyCorp	62,106		897,432
Mediobanca	66,161		645,747
Mitsubishi UFJ Financial Group	139,300		982,883
Signature Bank	26,522	[b]	3,556,335
Swedbank, Cl. A	15,974		371,162
			14,348,512
Capital Goods—2.7%
Acuity Brands	4,477	[a]	747,435
Airbus Group	23,558		1,635,922
Alfa Laval	17,075		318,096
Kone, Cl. B	8,894		383,371
Koninklijke Philips	33,651		961,187
Mori Seiki	93,900		1,536,740
Precision Castparts	5,999	[a]	1,239,933
SKF, Cl. B	23,869		578,800
Vestas Wind Systems	16,525		750,531
			8,152,015
Commercial & Professional Services—.3%
Shenzhen International Holdings	278,500		525,070
TechnoPro Holdings	13,700		377,268
			902,338

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Consumer Durables & Apparel—.5%
Sony	31,900	[b]	963,487
Sun Frontier Fudousan	43,400		415,651
			1,379,138
Consumer Services—.9%
Carnival	58,674		2,579,896
Diversified Financials—1.5%
Affiliated Managers Group	4,268	[a,b]	965,123
China Everbright	258,000		854,577
Julius Baer Group	6,550	[b]	345,500
Unione di Banche Italiane	100,112		796,696
Visa, Cl. A	23,837		1,574,434
			4,536,330
Food, Beverage & Tobacco—3.2%
Constellation Brands, Cl. A	37,499		4,347,634
J.M. Smucker	6,581		762,870
Keurig Green Mountain	27,153	[a]	3,159,795
Molson Coors Brewing, Cl. B	4,688		344,615
Nestle	11,057		862,221
			9,477,135
Health Care Equipment & Services—1.4%
Becton Dickinson & Co	7,769	[a]	1,094,419
HCA Holdings	14,680	[a,b]	1,086,467
Siloam International Hospitals	706,000	[b]	773,553
Universal Health Services, Cl. B	11,942		1,396,617
			4,351,056
Household & Personal Products—.6%
Beiersdorf	4,687		409,676
Herbalife	10,757	[b]	446,631
Unilever	18,989		826,518
			1,682,825
Insurance—.4%
Allianz	4,567		780,942
Swiss Life Holding	1,442	[b]	343,394
			1,124,336

8

Common Stocks (continued)	Shares		Value ($)
Materials—2.5%
Akzo Nobel	7,031		535,869
BASF	9,014		904,309
Givaudan	186	[b]	350,322
Holcim	9,134	[b]	737,810
Koninklijke DSM	8,112		461,169
Monsanto	11,164		1,272,249
Sherwin-Williams	5,352	[a]	1,487,856
Sika-BR	90		310,612
Solvay	2,404		354,420
ThyssenKrupp	35,814		958,828
			7,373,444
Media—4.3%
DISH Network, Cl. A	51,952	[b]	3,515,072
Facebook, Cl. A	13,963	[b]	1,099,866
JCDecaux	43,260		1,705,337
Sirius XM Holdings	219,989	[b]	868,957
Time Warner	46,293		3,907,592
Walt Disney	15,820		1,719,950
			12,816,774
Pharmaceuticals, Biotech & Life Sciences—4.0%
Actavis	15,793	[a,b]	4,467,208
Bayer	8,894		1,295,662
Endo International	7,421	[b]	623,846
Gilead Sciences	9,145	[b]	919,164
Mylan	29,997	[b]	2,167,583
Teva Pharmaceutical Industries, ADR	18,765		1,133,781
Valeant Pharmaceuticals International	6,258	[b]	1,357,548
			11,964,792
Real Estate—4.4%
Colony Capital	56,178	[a]	1,455,572
Crown Castle International	42,470		3,547,519
Deutsche Annington Immobilien	18,208		616,072
Lamar Advertising, Cl. A	20,154		1,168,126
Mitsui Fudosan	28,000		829,475

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Real Estate (continued)
NorthStar Realty Finance	190,064	[c]	3,565,591
Realogy Holdings	16,141	[b]	765,245
Takara Leben	222,300		1,360,580
			13,308,180
Retailing—2.5%
Dollar Tree	23,093	[b]	1,764,536
eBay	61,302	[a,b]	3,571,455
Hennes & Mauritz, Cl. B	15,728		624,952
Laox	378,000	[b]	1,065,634
Skylark	43,200		625,049
			7,651,626
Semiconductors & Semiconductor Equipment—1.7%
Infineon Technologies	62,375		741,119
Lam Research	11,836		894,565
Maxim Integrated Products	66,460		2,181,882
SunEdison	48,063	[b]	1,216,955
			5,034,521
Software & Services—6.0%
Citrix Systems	3,750	[a,b]	251,850
CommVault Systems	16,841	[b]	770,476
Computer Sciences	5,009		322,830
Google, Cl. A	9,926	[b]	5,447,091
Priceline Group	1,016	[b]	1,257,615
salesforce.com	17,392	[b]	1,266,485
SAP	16,645		1,269,872
Tencent Holdings	31,400		648,487
VMware, Cl. A	20,978	[b]	1,848,162
Yahoo!	114,039	[a,b]	4,854,070
			17,936,938
Technology Hardware & Equipment—2.8%
Apple	23,748		2,972,062
EMC	71,920		1,935,367

10

Common Stocks (continued)	Shares		Value ($)
Technology Hardware & Equipment (continued)
QUALCOMM	22,621		1,538,228
Trimble Navigation	14,935	[b]	379,797
Western Digital	16,192		1,582,606
			8,408,060
Telecommunication Services—2.7%
Ericsson, Cl. B	31,147		341,313
Indosat	1,078,300	[b]	332,480
Japan Communications	115,000	[b]	427,426
Nokia	78,119		528,294
Ruckus Wireless	21,315	[b]	248,959
SoftBank	28,900		1,806,061
Sunrise Communications Group	5,489	[d]	509,404
T-Mobile US	77,495	[b]	2,637,930
Verizon Communications	27,026		1,363,191
			8,195,058
Transportation—3.7%
DSV	9,975		346,218
FedEx	12,824		2,174,566
Hertz Global Holdings	158,387	[a,b]	3,300,785
J.B. Hunt Transport Services	2,852		248,694
Japan Airlines	47,600		1,587,413
Old Dominion Freight Line	17,842	[a,b]	1,269,101
Saia	20,943	[b]	853,427
SITC International Holdings Company	674,000		499,032
Union Pacific	6,970		740,423
			11,019,659
Utilities—.6%
China High Speed Transmission Equipment Group	1,013,000	[b]	914,890
China South City Holdings	1,954,000		860,979
			1,775,869
Total Common Stocks
(cost $149,324,339)			159,943,624

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Number pf
Warrants—.3%	Warrants	Value ($)
Banks
JPMorgan Chase & Co. Ser. CW18
(10/28/18)
(cost $707,511)	37,471 [b]	884,690
Total Investments (cost $150,031,850)	53.8%	160,828,314
Cash and Receivables (Net)	46.2%	138,089,337
Net Assets	100.0%	298,917,651

ADR— American Depository Receipts
BR— Bearer Certificate
SDR— Swedish Depository Receipts
a Held by a broker as collateral for open short positions.
b Non-income producing security.
c Investment in real estate investment trust.
d Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2015, this security was valued at $509,404 or .2% of net assets.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Software & Services	6.0	Automobiles & Components	2.0
Banks	5.1	Semiconductors & Semiconductor
Real Estate	4.4	Equipment	1.7
Media	4.3	Diversified Financials	1.5
Pharmaceuticals, Biotech &		Health Care Equipment & Services	1.4
Life Sciences	4.0	Consumer Services	.9
Transportation	3.7	Household & Personal Products	.6
Food, Beverage & Tobacco	3.2	Utilities	.6
Technology Hardware & Equipment	2.8	Consumer Durables & Apparel	.5
Capital Goods	2.7	Insurance	.4
Telecommunication Services	2.7	Commercial & Professional Services	.3
Materials	2.5
Retailing	2.5		53.8

† Based on net assets.
See notes to financial statements.

12

STATEMENT OF SECURITIES SOLD SHORT
April 30, 2015 (Unaudited)

Common Stocks—15.7%	Shares		Value ($)
Automobiles & Components—.1%
Dorman Products	7,000	[a]	327,810
Capital Goods—1.1%
Beacon Roofing Supply	9,600	[a]	285,312
Boeing	7,332		1,050,969
Caterpillar	13,399		1,164,105
Deere & Co.	4,113		372,309
Trex	7,400	[a]	347,208
			3,219,903
Commercial & Professional
Services—.1%
Career Education	60,000	[a]	252,000
Consumer Durables & Apparel—.1%
iRobot	10,700	[a]	346,894
Consumer Services—.1%
American Public Education	5,000	[a]	139,450
K12	12,000	[a]	194,040
			333,490
Exchange-Traded Funds—7.7%
AMEX Consumer Discretionary Select
Sector SPDR Fund	15,800		1,189,898
Health Care Select Sector SPDR Fund	10,836		776,724
SPDR S&P 500 ETF Trust	93,842		19,562,304
SPDR S&P Regional Banking ETF	28,082		1,154,451
Technology Select Sector SPDR Fund	8,808		375,045
			23,058,422
Food, Beverage & Tobacco—.2%
Boulder Brands	37,400	[a]	356,796
Chefs’ Warehouse	18,500	[a]	336,885
			693,681
Health Care Equipment & Services—.5%
AAC Holdings	13,263		459,696
MiMedx Group	41,600	[a]	391,040
Mindray Medical International, ADR	7,000		216,160
Novadaq Technologies	22,000	[a]	237,820
Unilife	83,000	[a]	278,050
			1,582,766

The Fund 13

STATEMENT OF SECURITIES SOLD SHORT (continued)

Common Stocks (continued)	Shares		Value ($)
Pharmaceuticals, Biotech & Life Sciences—1.2%
Advaxis	16,000	[a]	268,960
ANI Pharmaceuticals	4,000	[a]	243,920
BioCryst Pharmaceuticals	35,900	[a]	333,511
BioDelivery Sciences International	24,000	[a]	193,440
Cellceutix	35,000	[a]	105,700
Exact Sciences	19,900	[a]	415,910
Keryx Biopharmaceuticals	30,000	[a]	319,800
MannKind	55,000	[a]	235,950
NewLink Genetics	5,000	[a]	223,000
Omeros	14,000	[a]	281,680
OPKO Health	16,100	[a]	221,536
Raptor Pharmaceuticals	36,400	[a]	368,368
Second Sight Medical Products	20,000		232,400
Sequenom	45,000	[a]	199,800
			3,643,975
Retailing—1.0%
Francesca’s Holdings	22,500	[a]	380,925
Overstock.com	12,300	[a]	264,081
Papa Murphy’s Holdings	19,250		327,827
Potbelly	23,000	[a]	345,230
Sportsman’s Warehouse Holdings	37,400		360,162
Tile Shop Holdings	24,000	[a]	311,280
Tuesday Morning	20,000	[a]	316,400
Wal-Mart Stores	8,382		654,215
			2,960,120
Software & Services—2.1%
8x8	32,400	[a]	282,852
Alibaba Group Holding, ADR	41,368		3,362,805
Ebix	15,788		430,854
Interactive Intelligence Group	10,000	[a]	439,800
MakeMyTrip	7,900	[a]	167,322
Stamps.com	5,900	[a]	365,151
Tangoe	26,200	[a]	358,416
TubeMogul	21,000		302,400
Wayfair, Cl. A	9,000		289,080
Web.com Group	19,000	[a]	349,030
			6,347,710

14

Common Stocks (continued)	Shares		Value ($)
Technology Hardware & Equipment—.7%
3D Systems	12,000	[a]	301,080
Itron	11,000	[a]	394,460
Mobileye	12,700		569,722
Nintendo	2,500		422,127
Silicon Graphics International	30,000	[a]	243,300
			1,930,689
Telecommunication Services—.7%
AT&T	48,424		1,677,407
NETGEAR	9,000	[a]	272,430
			1,949,837
Transportation—.1%
United Parcel Service, Cl. B	1,951		196,134
Total Securities Sold Short
(proceeds $46,608,019)			46,843,431

a Non-income producing security.
ADR—American Depository Receipts
ETF—Exchange-Traded Fund
SPDR—Standard & Poor’s Depository Receipts

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Exchange-Traded Funds	7.7	Health Care Equipment & Services	.5
Software & Services	2.1	Food, Beverage & Tobacco	.2
Pharmaceuticals, Biotech &		Automobiles & Components	.1
Life Sciences	1.2	Commercial & Professional Services	.1
Capital Goods	1.1	Consumer Durables & Apparel	.1
Retailing	1.0	Consumer Services	.1
Technology Hardware & Equipment	.7	Transportation	.1
Telecommunication Services	.7		15.7

† Based on net assets.
See notes to financial statements.

The Fund 15

STATEMENT OF FINANCIAL FUTURES
April 30, 2015 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2015 ($)
Financial Futures Short
Amsterdam Exchange Index	5	(544,695)	May 2015	17,205
CAC 40 10 Euro	42	(2,363,882)	May 2015	67,795
DAX	7	(2,257,675)	June 2015	129,752
DJ Euro Stoxx 50	144	(5,769,119)	June 2015	113,577
FTSE 100	14	(1,489,032)	June 2015	1,723
NASDAQ E-mini-100	187	(16,486,855)	June 2015	(169,368)
OMX Stockholm 30 Index	30	(583,289)	May 2015	794
Standard & Poor’s 500 E-mini	41	(4,261,745)	June 2015	20,118
Swiss Market Index	7	(676,703)	June 2015	5,925
Gross Unrealized Appreciation				356,889
Gross Unrealized Depreciation				(169,368)

See notes to financial statements.

16

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2015 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	150,031,850	160,828,314
Cash		83,242,979
Cash collateral		48,425,000
Cash denominated in foreign currencies	3,301,789	3,313,418
Receivable from brokers for proceeds on securities sold short		46,608,019
Receivable for investment securities sold		24,118,575
Unrealized appreciation on swap agreements—Note 4		1,356,077
Unrealized appreciation on forward foreign currency
exchange contracts—Note 4		504,221
Receivable for shares of Capital Stock subscribed		308,480
Receivable for futures variation margin—Note 4		275,015
Receivable from broker for swap transactions—Note 4		282,670
Dividends receivable		233,353
Prepaid expenses and other assets		46,861
		369,542,982
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		526,431
Securities sold short, at value (proceeds $46,608,019)—See
Statement of Securities Sold Short—Note 4		46,843,431
Payable for investment securities purchased		19,562,177
Unrealized depreciation on forward foreign currency
exchange contracts—Note 4		2,554,654
Unrealized depreciation on swap agreements—Note 4		778,123
Payable to broker from swap transactions—Note 4		181,625
Dividends payable on securities sold short		57,225
Broker payable		51,629
Accrued expenses		70,036
		70,625,331
Net Assets ($)		298,917,651
Composition of Net Assets ($):
Paid-in capital		294,390,651
Accumulated Investment (loss)—net		(5,222,670)
Accumulated net realized gain (loss) on investments		486,073
Accumulated net unrealized appreciation (depreciation) on investments, securities sold short, swap transactions and foreign currency transactions
(including $187,521 net unrealized appreciation on financial futures)		9,263,597
Net Assets ($)		298,917,651

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	281,908	109,639	475,795	298,050,309
Shares Outstanding	22,399	8,778	37,668	23,587,724
Net Asset Value Per Share ($)	12.59	12.49	12.63	12.64

See notes to financial statements.

The Fund 17

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2015 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $53,106 foreign taxes withheld at source)	1,146,019
Expenses:
Management fee—Note 3(a)	2,938,589
Dividends on securities sold short	425,122
Interest on securities sold short	353,202
Professional fees	96,034
Custodian fees—Note 3(c)	82,313
Registration fees	46,804
Prospectus and shareholders’ reports	34,616
Directors’ fees and expenses—Note 3(d)	18,076
Loan commitment fees—Note 2	1,170
Shareholder servicing costs—Note 3(c)	653
Distribution fees—Note 3(b)	402
Miscellaneous	29,799
Total Expenses	4,026,780
Investment (Loss)—Net	(2,880,761)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions:
Long transactions	11,388,495
Short sale transactions	(1,531,128)
Net realized gain (loss) on options transactions	(78,941)
Net realized gain (loss) on financial futures	(5,435,303)
Net realized gain (loss) on swap transactions	1,492,606
Net realized gain (loss) on forward foreign currency exchange contracts	5,126,671
Net Realized Gain (Loss)	10,962,400
Net unrealized appreciation (depreciation) on investments and
foreign currency transactions	87,474
Net unrealized appreciation (depreciation) on securities sold short	1,431,086
Net unrealized appreciation (depreciation) on options transactions	43,387
Net unrealized appreciation (depreciation) on financial futures	1,851,925
Net unrealized appreciation (depreciation) on swap transactions	731,154
Net unrealized appreciation (depreciation) on forward
foreign currency exchange contracts	(2,520,191)
Net Unrealized Appreciation (Depreciation)	1,624,835
Net Realized and Unrealized Gain (Loss) on Investments	12,587,235
Net Increase in Net Assets Resulting from Operations	9,706,474

See notes to financial statements.

18

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014[a]
Operations ($):
Investment (loss)—net	(2,880,761)	(2,707,798)
Net realized gain (loss) on investments	10,962,400	(10,141,571)
Net unrealized appreciation
(depreciation) on investments	1,624,835	7,638,762
Net Increase (Decrease) in Net Assets
Resulting from Operations	9,706,474	(5,210,607)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	103,000	330,822
Class C	—	109,521
Class I	377,077	100,000
Class Y	70,239,749	296,474,641
Cost of shares redeemed:
Class A	(49,108)	(108,698)
Class Y	(71,483,839)	(1,671,381)
Increase (Decrease) in Net Assets from
Capital Stock Transactions	(813,121)	295,234,905
Total Increase (Decrease) in Net Assets	8,893,353	290,024,298
Net Assets ($):
Beginning of Period	290,024,298	—
End of Period	298,917,651	290,024,298
Undistributed investment (loss)—net	(5,222,670)	(2,341,909)
Capital Share Transactions (Shares):
Class A
Shares sold	8,363	26,822
Shares redeemed	(4,024)	(8,762)
Net Increase (Decrease) in Shares Outstanding	4,339	18,060
Class C
Shares sold	—	8,778
Class I
Shares sold	29,668	8,000
Class Y
Shares sold	5,631,032	23,824,299
Shares redeemed	(5,731,499)	(136,108)
Net Increase (Decrease) in Shares Outstanding	(100,467)	23,688,191

a From March 31, 2014 (commencement of operations) to October 31, 2014.
See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2015	Year Ended
Class A Shares	(Unaudited)	October 31, 2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.20	12.50
Investment Operations:
Investment (loss)—net[b]	(.14)	(.16)
Net realized and unrealized
gain (loss) on investments	.53	(.14)
Total from Investment Operations	.39	(.30)
Net asset value, end of period	12.59	12.20
Total Return (%)[c,d]	3.20	(2.40)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[e]	3.09	3.14
Ratio of net expenses
to average net assets[e]	3.09	3.10
Ratio of net investment (loss)
to average net assets[e]	(2.29)	(2.26)
Portfolio Turnover Rate[d]	276.18	312.91
Net Assets, end of period ($ x 1,000)	282	220

a	From March 31, 2014 (commencement of operations) to October 31, 2014.
b	Based on average shares outstanding.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

20

	Six Months Ended
	April 30, 2015	Year Ended
Class C Shares	(Unaudited)	October 31, 2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.15	12.50
Investment Operations:
Investment (loss)—net[b]	(.19)	(.21)
Net realized and unrealized
gain (loss) on investments	.53	(.14)
Total from Investment Operations	.34	(.35)
Net asset value, end of period	12.49	12.15
Total Return (%)[c,d]	2.80	(2.80)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[e]	3.88	3.87
Ratio of net expenses
to average net assets[e]	3.88	3.77
Ratio of net investment (loss)
to average net assets[e]	(3.09)	(2.97)
Portfolio Turnover Rate[d]	276.18	312.91
Net Assets, end of period ($ x 1,000)	110	107

a	From March 31, 2014 (commencement of operations) to October 31, 2014.
b	Based on average shares outstanding.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2015	Year Ended
Class I Shares	(Unaudited)	October 31, 2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.22	12.50
Investment Operations:
Investment (loss)—net[b]	(.11)	(.14)
Net realized and unrealized
gain (loss) on investments	.52	(.14)
Total from Investment Operations	.41	(.28)
Net asset value, end of period	12.63	12.22
Total Return (%)[c]	3.36	(2.24)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[d]	2.92	2.87
Ratio of net expenses
to average net assets[d]	2.92	2.77
Ratio of net investment (loss)
to average net assets[d]	(1.94)	(1.96)
Portfolio Turnover Rate[c]	276.18	312.91
Net Assets, end of period ($ x 1,000)	476	98

a	From March 31, 2014 (commencement of operations) to October 31, 2014.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.

See notes to financial statements.

22

	Six Months Ended
	April 30, 2015	Year Ended
Class Y Shares	(Unaudited)	October 31, 2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.23	12.50
Investment Operations:
Investment (loss)—net[b]	(.12)	(.15)
Net realized and unrealized
gain (loss) on investments	.53	(.12)
Total from Investment Operations	.41	(.27)
Net asset value, end of period	12.64	12.23
Total Return (%)[c]	3.35	(2.16)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[d]	2.74	2.75
Ratio of net expenses
to average net assets[d]	2.74	2.75
Ratio of net investment (loss)
to average net assets[d]	(1.96)	(1.96)
Portfolio Turnover Rate[c]	276.18	312.91
Net Assets, end of period ($ x 1,000)	298,050	289,600

a	From March 31, 2014 (commencement of operations) to October 31, 2014.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Select Managers Long/Short Fund (the “fund”) is a separate non-diversified series of Dreyfus BNY Mellon Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering six series, including the fund. The fund’s investment objective is to seek long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. EACM Advisors LLC (“EACM”), a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s portfolio allocation manager. Owl Creek Asset Management, L.P. (“Owl Creek”), Sirios Capital Management, L.P. (“Sirios”), Union Point Advisors, LLC (“Union Point”), Kingsford Capital Management, LLC (“Kingsford Capital”), Standard Pacific Capital, LLC (“Standard Pacific”) and Three Bridges Capital, LP (“Three Bridges”) serve as the fund’s sub-investment advisers, each managing an allocated portion of the fund’s portfolio.

At an October 29-30, 2014 meeting, the Company’s Board of Directors (the “Board”) approved a new sub-investment advisory agreement with Three Bridges, which became effective on November 17, 2014.At a November 25, 2014 meeting, the Board voted to terminate the fund’s sub-investment advisory agreement with Perella Weinberg Capital Management LP, which became effective on November 28, 2014.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Capital Stock in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or

24

Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. ClassY shares are sold at net asset value per share generally to institutional investors and bear no Distribution or Shareholder Services Plan fees. Class I and ClassY shares are offered without a front end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2015, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 8,000 Class A, C and I shares and 3,573,939 Class Y shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

of authoritative GAAP for SEC registrants.The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

26

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the proce-

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

dures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by an independent pricing service (the “Service”). Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

28

The following is a summary of the inputs used as of April 30, 2015 in valuing the fund’s investments:

		Level 2—Other		Level 3—
	Level 1—	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	111,149,855	—		—	111,149,855
Equity Securities—
Foreign
Common Stocks†	2,491,329	46,302,440	††	—	48,793,769
Warrants†	884,690	—		—	884,690
Other Financial
Instruments:
Financial Futures†††	356,889	—		—	356,889
Forward Foreign
Currency Exchange
Contracts†††	—	504,221		—	504,221
Swaps†††	—	1,356,077		—	1,356,077
Liabilities ($)
Other Financial
Instruments:
Financial Futures†††	(169,368)	—		—	(169,368)
Forward Foreign
Currency Exchange
Contracts†††	—	(2,554,654)		—	(2,554,654)
Swaps†††	—	(778,123)		—	(778,123)
Securities Sold Short:
Equity Securities—
Domestic††††	(18,809,053)	—		—	(18,809,053)
Equity Securities—
Foreign††††	(4,553,829)	(422,127	)††	—	(4,975,956)
Exchange-Traded
Funds††††	(23,058,422)	—		—	(23,058,422)

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note above for additional information.
†††	Amount shown represents unrealized appreciation (depreciation) at period end.
††††	See Statement of Securities Sold Short for additional detailed classifications.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At October 31, 2014, $17,096,305 of exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund's fair valuation procedures.

At April 30, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue

30

Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2015, the fund did not incur any interest or penalties.

The tax period ended October 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $4,487,345 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2014. If not applied, the fund has $2,357,024 of short-term capital losses and $2,130,321 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2015, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of 2.00% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from November 1, 2014 through March 1, 2016, to waive receipt of its fees and/or assume the expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, dividend and interest expenses on securities sold short, taxes, interest expense, brokerage commissions, commitment fees on brrowings and extraordinary expenses) exceed 2.50% of the value of the fund’s average daily net assets.There was no reduction in expenses, pursuant to the undertaking, during the period ended April 30, 2015.

Pursuant to a Portfolio Allocation Management Agreement between Dreyfus and EACM, Dreyfus pays EACM a monthly fee at an annual percentage of the value of the fund’s average daily net assets.

Pursuant to separate sub-investment advisory agreements between Dreyfus and Owl Creek, Sirios, Union Point, Kingsford Capital, Standard Pacific and Three Bridges, each serves as the fund’s sub-adviser responsible for the day-to–day management of a portion of the

32

fund’s portfolio. Dreyfus pays each sub-investment advisor a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by Dreyfus to any unaffiliated sub-investment advisers in the aggregate with other unaffiliated sub-investment adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2015, Class C shares were charged $402 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2015, Class A and Class C shares were charged $277 and $134, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2015, the fund was charged $210 for transfer agency services and $8 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2015, the fund was charged $82,313 pursuant to the custody agreement.

34

During the period ended April 30, 2015, the fund was charged $9,055 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $482,819, Distribution Plan fees $68 Shareholder Services Plan fees $75, custodian fees $40,000, Chief Compliance Officer fees $3,379 and transfer agency fees $90.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities and securities sold short, excluding short-term securities, financial futures, options transactions, forward contracts and swap transactions, during the period ended April 30, 2015 were as follows:

	Purchases ($)	Sales ($)
Long transactions	477,027,668	511,783,284
Short sale transactions	46,951,363	42,942,807
Total	523,979,031	554,726,091

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value.The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions. Securities Sold Short at April 30, 2015 and their related market values and proceeds, are set forth in the Statement of Securities Sold Short.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset.The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2015 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market.A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counter-party credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at April 30, 2015 are set forth in the Statement of Financial Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in in the values of equities, or as

36

a substitute for an investment.The fund is subject to market risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instruments at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received.This risk is mitigated by Master Agreements between the fund and the counterparty and the posting

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

The following summarizes the fund’s call/put options written during the period ended April 30, 2015:

			Options Terminated
	Number of	Premiums		Net Realized
Options Written:	Contracts	Received ($)	Cost ($)	Gain ($)
Contracts Outstanding
October 31, 2014	1,067	66,605
Contracts written	1,522	187,028
Contracts terminated:
Contracts closed	2,584	248,047	228,523	19,524
Contracts expired	5	5,586	—	5,586
Total contracts terminated	2,589	253,633	228,523	25,110
Contracts Outstanding
April 30, 2015	—	—

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is

38

generally limited to the unrealized gain on each open contract.This risk is mitigated by Master Agreements between the fund and the counter-party and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at April 30, 2015:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
British Pound,
Expiring
5/20/2015 [a]	36,000	55,555	55,252	(303)
Danish Krone,
Expiring:
5/5/2015 [a]	2,300,000	345,512	345,898	386
5/20/2015 [a]	4,050,000	603,333	609,578	6,245
Euro,
Expiring:
5/4/2015 [b]	261,602	292,601	293,740	1,139
5/20/2015 [a]	8,517,000	9,225,597	9,565,883	340,286
Indian Rupee,
Expiring
6/17/2015 [a]	297,195,966	4,669,895	4,630,519	(39,376)
Indonesian Rupiah,
Expiring
6/17/2015 [a]	36,151,138,795	2,763,561	2,759,987	(3,574)
Japanese Yen,
Expiring
6/17/2015 [a]	623,736,885	5,228,741	5,226,810	(1,931)
South Korean Won,
Expiring
6/17/2015 [a]	4,582,528,889	4,178,953	4,268,814	89,861
Swedish Krona,
Expiring:
5/4/2015 [a]	526,000	63,068	63,120	52
5/5/2015 [a]	5,200,000	623,793	623,999	206
5/20/2015 [a]	1,000,000	119,863	120,048	185
Swiss Franc,
Expiring:
5/4/2015 [a]	33,000	35,116	35,372	256
5/5/2015 [a]	185,000	198,402	198,296	(106)
5/20/2015 [a]	200,000	212,737	214,525	1,788
6/17/2015 [a]	245,000	244,389	263,087	18,698
Thai Baht,
Expiring
6/17/2015 [a]	22,381,916	685,091	677,933	(7,158)

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales:
British Pound,
Expiring
5/20/2015 [a]	177,000	260,252	271,655	(11,403)
Danish Krone,
Expiring:
5/4/2015 [a]	3,800,000	565,740	571,484	(5,744)
5/20/2015 [a]	19,748,000	2,858,060	2,972,334	(114,274)
Euro,
Expiring:
5/5/2015 [a]	833,000	934,368	935,335	(967)
5/20/2015 [a]	23,117,000	24,560,688	25,963,897	(1,403,209)
8/20/2015 [b]	2,880,000	3,107,833	3,238,996	(131,163)
Hong Kong Dollar,
Expiring:
5/4/2015 [a]	16,117,028	2,079,118	2,079,466	(348)
5/5/2015 [a]	5,497,569	709,226	709,313	(87)
Indian Rupee,
Expiring
6/17/2015 [a]	626,722,085	9,804,416	9,764,764	39,652
Indonesian Rupiah,
Expiring
6/17/2015 [a]	39,701,895,670	2,904,142	3,031,073	(126,931)
Japanese Yen,
Expiring:
5/7/2015 [a]	133,732,164	1,125,502	1,120,035	5,467
6/17/2015 [a]	1,978,743,706	16,429,991	16,581,540	(151,549)
South Korean Won,
Expiring
6/17/2015 [a]	7,198,308,083	6,374,984	6,705,520	(330,536)
Swedish Krona,
Expiring:
5/4/2015 [a]	1,000,000	119,825	120,000	(175)
5/20/2015 [a]	23,200,000	2,685,717	2,785,106	(99,389)
Swiss Franc,
Expiring:
5/4/2015 [a]	200,000	212,628	214,374	(1,746)
5/20/2015 [a]	2,985,000	3,091,859	3,201,786	(109,927)
6/17/2015 [a]	245,000	261,166	263,087	(1,921)
8/20/2015 [b]	473,000	497,392	509,309	(11,917)

40

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales (continued):
Thai Baht,
Expiring
6/17/2015[a]	22,381,916	677,014	677,934	(920)
Gross Unrealized
Appreciation				504,221
Gross Unrealized
Depreciation				(2,554,654)

Counterparties:

a	Morgan Stanley Capital Services
b	Goldman Sachs International

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for the interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the specific reference entity, the fund either receives a payment from or makes a payment to the counterparty, respectively. Total return swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk.This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counter-party to the fund to cover the fund’s exposure to the counterparty.The following summarizes open total return swaps entered into by the fund at April 30, 2015:

OTC Total Return Swaps

Pay/	Notional	Reference			Appreciation
Receive	Amount	Obligation	Counterparty	Expiration	(Depreciation) ($)

Pay	2,738,739	Belle Int’L	Morgan Stanley	8/22/16	(49,490)
		Holdings	Capital Services
Receive	—	Tata Motors	Morgan Stanley	8/19/16	3,324
		Ltd Rights	Capital Services
Receive	727,725	Yes Bank	Morgan Stanley	8/19/16	41,999
			Capital Services
Pay	1,091,317	Woolworths	Goldman Sachs	9/2/16	(677)
		Limited	International
Pay	67,400,341	Aeon Co Ltd	Goldman Sachs	10/24/16	14,442
			International
Receive	488,759	Prism Cement	Morgan Stanley	8/19/16	(68,916)
		Ltd	Capital Services
Receive	460,621	Bharat	Morgan Stanley	8/19/16	(69,651)
		Electronics	Capital Services
Receive	507,431	Just Dial	Morgan Stanley	8/19/16	(122,774)
		Ltd	Capital Services
Pay	2,227,081	Guangzhou	Morgan Stanley	8/22/16	3,060
		Automobile	Capital Services
		Group Company
Receive	538,541	Tata Motors	Morgan Stanley	8/19/16	(33,775)
		Ltd	Capital Services

42

Pay/	Notional	Reference			Appreciation
Receive	Amount	Obligation	Counterparty	Expiration	(Depreciation) ($)

Receive	725,856	Persistent	Morgan Stanley	8/19/16	(120,011)
		Systems Ltd	Capital Services
Receive	702,435	Suncorp Group	Goldman Sachs	9/20/16	(29,965)
			International
Receive	858,211	Motherson Sumi	Morgan Stanley	8/19/16	89,483
		Systems	Capital Services
Receive	355,985	Atos	Morgan Stanley	11/21/16	21,247
			Capital Services
Receive	521,314	Schneider	Morgan Stanley	11/21/16	36,133
		Electronic Se	Capital Services
Receive	302,783	Compass Group	Morgan Stanley	11/21/16	24,345
		Plc	Capital Services
Receive	786,177	Moet Hennessy	Morgan Stanley	11/21/16	(41,268)
		Louis VUI	Capital Services
Receive	461,310	Unibail-Rodamco	Morgan Stanley	11/21/16	67,900
		Se	Capital Services
Receive	248,714	Loreal	Morgan Stanley	11/21/16	57,067
			Capital Services
Receive	968,593	Airbus Group Nv	Morgan Stanley	11/21/16	155,918
			Capital Services
Receive	434,676	Burberry Group	Morgan Stanley	11/21/16	(9,033)
			Capital Services
Receive	386,392	Bt Group	Morgan Stanley	11/21/16	14,994
			Capital Services
Receive	725,135	Bank Of Ireland	Morgan Stanley	11/21/16	27,640
			Capital Services
Receive	350,251	Rolls-Royce	Morgan Stanley	11/21/16	67,881
		Holdings Plc	Capital Services
Receive	650,119	Axa Sa	Morgan Stanley	11/21/16	65,925
			Capital Services
Receive	425,183	Accor Sa	Morgan Stanley	11/21/16	(4,711)
			Capital Services
Receive	654,354	Renault Sa	Morgan Stanley	11/21/16	37,893
			Capital Services
Receive	1,140,279	Cie General Des	Morgan Stanley	11/21/16	4,195
		Establissements	Capital Services
		Mic
Receive	229,269	Wpp Plc	Morgan Stanley	11/21/16	(1,135)
			Capital Services
Receive	503,326	Crh Plc	Morgan Stanley	11/21/16	97,456
			Capital Services
Receive	530,944	Natixis	Morgan Stanley	11/21/16	95,411
			Capital Services
Receive	516,569	Air Liquide	Morgan Stanley	11/21/16	49,406
			Capital Services
Receive	774,333	Qbe Insurance Goldman Sachs		9/20/16	4,981
		Group	International
Receive	306,650	Iberdrolla S.A.	Morgan Stanley	11/21/16	(110)
			Capital Services
Receive	182,328	Lafarge Sa	Morgan Stanley	11/21/16	18,800
			Capital Services
Pay	555,380	Cgn Power Co	Morgan Stanley	8/22/16	2,670
			Capital Services

The Fund 43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Pay/	Notional	Reference			Appreciation
Receive	Amount	Obligation	Counterparty	Expiration	(Depreciation) ($)

Pay	279,005	Pt Bank Mandiri	Morgan Stanley	8/22/16	(5,675)
			Capital Services
Receive	584,058	Ashoka Buildcon	Morgan Stanley	8/19/16	(97,412)
		Ltd	Capital Services
Receive	327,603	Smurfit Kappa	Morgan Stanley	11/21/16	(26,631)
		Group	Capital Services
Receive	801,695	Danone	Morgan Stanley	11/21/16	(25,103)
			Capital Services
Receive	625,709	Inditex	Morgan Stanley	11/21/16	(23,018)
			Capital Services
Receive	644,360	Bg Group	Morgan Stanley	11/21/16	6,560
		Plc	Capital Services
Pay	142,414	Siam Commercial	Morgan Stanley	1/30/17	4,258
		Bank	Capital Services
Receive	555,233	Bharti Infratel	Morgan Stanley	8/19/16	52,595
		Ltd	Capital Services
Receive	951,149	Naver Corp	Morgan Stanley	3/1/20	(14,687)
			Capital Services
Receive	2,932,269	Samsung	Morgan Stanley	12/2/16	225,858
		Electronics	Capital Services
Pay	555,680	Pt Indocement	Morgan Stanley	8/22/16	46,097
		Tunggal Prakarsa	Capital Services
Pay	1,074,338	China Railway	Morgan Stanley	8/22/16	2,471
		Group	Capital Services
Pay	143,120	Krung Thai	Morgan Stanley	1/30/17	1,572
		Bank	Capital Services
Receive	292,427	Publicis Group	Morgan Stanley	11/21/16	(1,658)
			Capital Services
Receive	323,121	Intercontinental	Morgan Stanley	11/21/16	(13,396)
		Hotels Group	Capital Services
Pay	31,844,372	Bharat Heavy	Morgan Stanley	1/12/17	(19,027)
		Electronicals	Capital Services
Pay	2,179,515	Aluminum Corp	Morgan Stanley	8/22/16	14,496
		of China Limited	Capital Services
Gross Unrealized
Appreciation					1,356,077
Gross Unrealized
Depreciation					(778,123)

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

44

Fair value of derivative instruments as of April 30, 2015 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Equity risk[1,2]	1,712,966	Equity risk[1,2]	(947,491)
Foreign exchange risk[3]	504,221	Foreign exchange risk[3]	(2,554,654)
Gross fair value of
derivatives contracts	2,217,187		(3,502,145)

Statement of Assets and Liabilities location:

1	Includes cumulative appreciation (depreciation) on financial futures as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Unrealized appreciation on swap agreements.
3	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2015 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)

	Financial	Options	Forward	Swap
Underlying risk	Futures[4]	Transactions[5]	Contracts[6]	Transactions[7]	Total
Equity	(5,435,303)	(78,941)	—	1,492,606	(4,021,638)
Foreign exchange	—	—	5,126,671	—	5,126,671
Total	(5,435,303)	(78,941)	5,126,671	1,492,606	1,105,033

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)

	Financial	Options	Forward	Swap
Underlying risk	Futures[8]	Transactions[9]	Contracts[10]	Transactions[11]	Total
Equity	1,851,925	43,387	—	731,154	2,626,466
Foreign exchange	—	—	(2,520,191)	—	(2,520,191)
Total	1,851,925	43,387	(2,520,191)	731,154	106,275

Statement of Operations location:

4	Net realized gain (loss) on financial futures.
5	Net realized gain (loss) on options transactions.
6	Net realized gain (loss) on forward foreign currency exchange contracts.
7	Net realized gain (loss) on swap transactions.
8	Net unrealized appreciation (depreciation) on financial futures.
9	Net unrealized appreciation (depreciation) on options transactions.
[10] Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[11] Net unrealized appreciation (depreciation) on swap transactions.

The Fund 45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At April 30, 2015, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Financial futures	356,889	(169,368)
Forward contracts	504,221	(2,554,654)
Swaps	1,356,077	(778,123)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	2,217,187	(3,502,145)
Derivatives not subject to
Master Agreements	(356,889)	169,368
Total gross amount of assets and
liabilities subject to Master Agreements	1,860,298	(3,332,777)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2015:

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount
Counterparties	Assets ($)[1]	for Offset ($)	Received ($)[2]	of Assets ($)
Goldman Sachs
International	20,562	(20,562)	—	—
Morgan Stanley
Capital Services	1,839,736	(1,839,736)	—	—
Total	1,860,298	(1,860,298)	—	—

46

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount of
Counterparties	Liabilities ($)[1]	for Offset ($)	Pledged ($)[2]	Liabilities ($)
Goldman Sachs
International	(173,722)	20,562	153,160	—
Morgan Stanley	(3,159,055)	1,839,736	1,319,319	—
Total	(3,332,777)	1,860,298	1,472,479	—

1	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2015:

Average Market Value ($)
Equity financial futures	39,006,419
Forward contracts	48,579,839
Equity options contracts	24,319

The following summarizes the average notional value of swap agreements outstanding during the period ended April 30, 2015:

Average Notional Value ($)
Equity total return swap agreements	21,257,842

At April 30, 2015, accumulated net unrealized appreciation on investments was $10,796,464, consisting of $12,610,232 gross unrealized appreciation and $1,813,768 gross unrealized depreciation.

At April 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 47

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Dreyfus
TOBAM Emerging
Markets Fund

SEMIANNUAL REPORT April 30, 2015

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
18	Financial Highlights
22	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
TOBAM Emerging
Markets Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus TOBAM Emerging Markets Fund, covering the six-month period from November 1, 2014, through April 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

International stock markets continued to encounter bouts of heightened volatility on their way to posting moderate gains, on average. Investors remained concerned over the reporting period’s first half that persistent economic weakness and defla-tionary pressures in Europe, Japan, and China might undermine corporate profits for non-U.S. and multinational companies. However, investor sentiment was buoyed over the second half by increasingly accommodative monetary policies from major central banks. Indeed, aggressive monetary stimulus measures caused most local currencies to depreciate against the U.S. dollar, making foreign exports more attractive to U.S. consumers in a recovering domestic economy.

We remain optimistic regarding the long-term outlook for the global economy generally and for international equities in particular. Despite ongoing geopolitical head-winds, energy prices appear to have stabilized, and we believe that aggressively accommodative monetary policies from the world’s major central banks seem likely to address economic and deflation issues.Therefore, we currently expect the pace of global economic growth to improve gradually in the months ahead. As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2014, through April 30, 2015, as provided by Ayaaz Allymun, Guillaume Toison, Nicolas Mejri, and Nicolas Bégorre, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2015, Dreyfus TOBAM Emerging Markets Fund’s Class A shares produced a total return of 4.83%, Class C shares returned 4.38%, Class I shares returned 4.95% and Class Y shares returned 4.95%.1 In comparison, the Morgan Stanley Capital International Emerging Markets Index (“MSCI EM Index”), the fund’s benchmark, returned 3.92% for the same period.2

Stocks in the world’s emerging markets gained a moderate degree of value, on average, amid heightened market turbulence over the reporting period. The fund produced higher returns with less volatility than its benchmark, as its diversification model proved effective in mitigating the risks embedded in the MSCI EM Index while providing full participation in the markets’ gains.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation.To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities of companies in emerging market countries.

We seek to maximize portfolio diversification in terms of various risk metrics by applying a systematic, quantitative investment approach designed to identify securities of emerging market issuers included in the MSCI EM Index that have the lowest possible correlation to each other. We use a patented Anti-Benchmark® Maximum Diversification® model to construct a portfolio consisting of securities of emerging market issuers that we believe offer the most diversification potential and avoid the concentration risk that exists in traditional market capitalization-weighted indices.We focus on stock selection as opposed to making proactive decisions as to country, industry or sector exposure.

We buy and sell individual securities according to their relative diversification benefits within the fund’s portfolio.A security will be removed from the portfolio when we believe it no longer provides a diversification benefit relative to the other securities in the fund’s portfolio. Conversely, a new security will be added to the fund’s portfolio when we believe it presents a meaningful diversification benefit.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Emerging Markets Produced Divergent Results

Emerging market stocks produced mixed returns during the reporting period. Some markets, such as Russia and Brazil, continued to encounter pronounced weakness stemming from economic and geopolitical concerns. Russia proved vulnerable to plummeting oil prices and sanctions imposed over its conflict with Ukraine, while Brazil’s economy contracted in the midst of a scandal surrounding the country’s largest oil company.

In contrast, Chinese stocks gained value when monetary policymakers implemented more aggressively accommodative policies, including two reductions in short-term interest rates during the reporting period. Investor sentiment in China also was buoyed when officials relaxed restrictions on property-market transactions and opened local financial markets to greater foreign investment. However, India —which had advanced strongly after electing more pro-business government leadership in 2014 — stumbled late in the reporting period, despite sound underlying fundamentals, when investors sought more attractive values elsewhere.

It should be noted that emerging equity markets generally lagged more developed countries over the reporting period. Europe’s stock market fared especially well after the launch of a larger-than-expected quantitative easing program by its central bank, and Japan was bolstered by its own aggressively accommodative monetary policies. U.S. equities gained a more modest amount of value amid expectations of rising short-term interest rates later this year.

Neutral Risk Allocation Strategy Fared Well

The fund proved successful in dampening market turbulence during the reporting period, exhibiting approximately 20% less volatility than the MSCI EM Index. In November and December 2014, the fund enhanced returns compared to the benchmark when our model determined that the MSCI EM Index had allocated an excessive amount of risk to struggling markets in Russia and Brazil. Conversely, the fund lagged the benchmark in January and February 2015 when Russian stocks rallied and the fund did not participate in a rising stock market in India. In March and April 2015, the fund achieved particularly strong relative results through overweighted exposure to China and lack of exposure to India’s market correction.

From a market sector perspective, our model determined that the benchmark was too heavily exposed to the volatile financials, materials and energy sectors. Underweighted positions in these lagging sectors supported the fund’s relative performance for the reporting period overall. The fund also benefited from broader diversification than the benchmark across various market-capitalization ranges.

4

Maintaining a Broadly Diversified Portfolio

In our analysis, most market indices — including the MSCI EM Index — capture only about half of the diversification potential of their respective financial markets. Our patented Anti-Benchmark® Maximum Diversification® model is designed to maximize the benefits of diversification in a way that reduces embedded risks while participating in potential market gains.We expect this approach to remain effective regardless of economic conditions and the near-term direction of the financial markets.

Please note that The Board of Directors for Dreyfus TOBAM Emerging Markets Fund (the “Fund”) has approved the liquidation of the Fund, a series of Dreyfus BNY Mellon Funds, Inc., effective on or about June 30, 2015 (the “Liquidation Date”). Before the Liquidation Date, and at the discretion of Fund management, the assets of the Fund will be liquidated and the Fund will cease to pursue its investment objective and policies.The liquidation of the Fund may result in one or more taxable events for shareholders subject to federal income tax.

May 15, 2015

Equity securities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.The securities of companies located in emerging markets are often subject to rapid and large changes in price.An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the greater risks associated with investing in emerging market countries.
Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market
liquidity.These risks generally are greater with emerging market countries than with more economically and politically established foreign countries.
1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through March
1, 2016, at which time it may be extended, terminated, or modified.
2 SOURCE: LIPPER INC.—Reflects reinvestment of net dividends and, where applicable, capital gain distributions.
The Morgan Stanley Capital International Emerging Markets (MSCI EM) Index is a market capitalization-
weighted index composed of companies representative of the market structure of select designated emerging market countries in Europe, Latin America, and the Pacific Basin. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus TOBAM Emerging Markets Fund from November 1, 2014 to April 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ 6.35	$ 10.14	$ 5.08	$ 5.08
Ending value (after expenses)	$ 1,048.30	$ 1,043.80	$ 1,049.50	$ 1,049.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ 6.26	$ 9.99	$ 5.01	$ 5.01
Ending value (after expenses)	$ 1,018.60	$ 1,014.88	$ 1,019.84	$ 1,019.84

† Expenses are equal to the fund’s annualized expense ratio of 1.25% for Class A, 2.00% for Class C, 1.00% for
Class I and 1.00% for ClassY, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

April 30, 2015 (Unaudited)†

Common Stocks—95.5%	Shares		Value ($)
Brazil—1.9%
Fibria Celulose	29,100	[a]	408,064
JBS	20,300		104,702
Tractebel Energia	6,600		78,202
			590,968
China—23.2%
Air China, Cl. H	80,000		97,004
ANTA Sports Products	131,000		288,432
China Communications Construction, Cl. H	93,000		169,744
China Galaxy Securities	107,000		175,482
China Longyuan Power Group, Cl. H	74,000		92,034
China Medical System Holdings	34,000		60,012
China Mengniu Dairy	51,000		259,220
China Minsheng Banking, Cl. H	77,500		113,585
China Shipping Container Lines, Cl. H	172,000	[a]	97,289
CITIC Securities, Cl. H	22,500		99,909
Country Garden Holdings	103,800		56,189
CSPC Pharmaceutical Group	80,000		83,127
Datang International Power Generation, Cl. H	344,000		201,976
ENN Energy Holdings	40,000		288,130
Geely Automobile Holdings	555,000		312,785
GOME Electrical Appliances Holdings	1,309,467		335,271
Haitian International Holdings	33,000		82,238
Haitong Securities, Cl. H	106,000		346,909
Hengan International Group	6,500		80,243
Huaneng Power International, Cl. H	328,000		465,058
Inner Mongolia Yitai Coal, Cl. B	84,600		129,924
Kingsoft	82,000		321,775
Lenovo Group	106,000		182,880
Semiconductor Manufacturing International	1,623,000	[a]	179,495
Shandong Weigao Group Medical Polymer, Cl. H	248,000		229,368
Shanghai Electric Group, Cl. H	128,000		130,709
Shanghai Pharmaceuticals Holding, Cl. H	80,200		250,178
Shenzhou International Group Holdings	42,000		198,012
Sihuan Pharmaceutical Holdings Group	497,000	[b]	282,789
Sinopharm Group, Cl. H	22,800		108,294

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
China (continued)
Sun Art Retail Group	250,000		257,516
Tingyi Holding	138,000		291,219
Tsingtao Brewery, Cl. H	10,000		63,574
Uni-President China Holdings	175,800		142,017
Want Want China Holdings	333,000		365,431
ZTE, Cl. H	81,400		274,395
			7,112,213
Colombia—1.2%
Ecopetrol	104,848		89,354
Grupo de Inversiones Suramericana	16,202		266,224
			355,578
Czech Republic—1.4%
CEZ	16,590		431,404
Greece—.5%
Eurobank Ergasias	195,580	[a]	29,514
Hellenic Telecommunications
Organization	3,668	[a]	33,324
JUMBO	7,779		79,901
			142,739
Hong Kong—7.1%
Beijing Enterprises Holdings	15,500		141,774
China Gas Holdings	20,000		35,412
China Resources Enterprise	66,000		202,213
China Resources Gas Group	48,000		167,098
China Resources Power Holdings	100,000		302,062
China South City Holdings	330,000		145,406
CITIC	127,000		254,099
GCL-Poly Energy Holdings	442,000	[a]	133,539
Haier Electronics Group	46,000		132,419
Hanergy Thin Film Power Group	538,000	[a]	501,357
Sino Biopharmaceutical	144,000		164,746
			2,180,125
Indonesia—2.6%
Bank Central Asia	153,200		158,870
Bank Danamon Indonesia	183,900		56,295
Jasa Marga	191,500		91,515

8

Common Stocks (continued)	Shares		Value ($)
Indonesia (continued)
Perusahaan Gas Negara	639,400		201,762
Telekomunikasi Indonesia	830,600		168,527
Unilever Indonesia	16,800		55,309
XL Axiata	183,100		56,850
			789,128
Malaysia—4.0%
AirAsia	140,500		89,474
Axiata Group	105,600		199,722
CIMB Group Holdings	59,362		98,215
DiGi.Com	32,300		54,485
Maxis	126,600		246,344
Telekom Malaysia	81,425		169,309
Tenaga Nasional	90,700		365,079
			1,222,628
Mexico—.8%
Alfa, Cl. A	20,700		42,029
Gruma, Cl. B	4,800		57,824
Grupo Financiero Inbursa, Ser. O	63,500		151,693
			251,546
Peru—.9%
Cia de Minas Buenaventura, ADR	24,363		272,378
Poland—2.0%
Alior Bank	2,307	[a]	56,339
Eurocash	11,106		112,783
Orange Polska	88,261		249,944
PGE	35,495		204,482
			623,548
Russia—.5%
Rostelecom	75,650	[a]	116,147
Uralkali	14,860	[a]	43,485
			159,632
South Africa—1.3%
African Bank Investments	107,504	[a,b]	1
AngloGold Ashanti	13,644	[a]	154,903
Gold Fields	56,041		258,181
			413,085

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
South Korea—24.3%
Amorepacific	56	[b]	202,896
AMOREPACIFIC Group	224	[b]	340,597
Celltrion	4,886	[a]	386,776
Cheil Worldwide	2,964	[a]	63,200
CJ	277		49,265
Coway	5,190		436,802
Daum Kakao	2,122		213,073
Halla Visteon Climate Control	2,094		78,626
Hotel Shilla	1,752		174,510
Hyundai Glovis	1,278		279,731
Hyundai Heavy Industries	589	[a]	76,174
Hyundai Marine & Fire Insurance	6,572		175,217
Hyundai Merchant Marine	10,895	[a]	96,954
Hyundai Mipo Dockyard	548	[a]	45,400
Hyundai Mobis	320		70,237
Hyundai Wia	1,894		267,709
Industrial Bank of Korea	3,194		43,868
Kangwon Land	5,544		189,023
Kia Motors	8,835		407,147
Korea Aerospace Industries	5,549		339,081
Korea Electric Power	9,965		432,668
Korea Gas	3,027		130,438
Korean Air Lines	2,245	[a]	95,692
KT	8,837	[a]	260,955
LG Household & Health Care	369		270,665
LG Innotek	1,039		96,415
LG Uplus	28,621		286,241
NAVER	260		157,084
NCSoft	1,819		346,549
Orion	348		406,228
S-Oil	861		58,511
Samsung Electro-Mechanics	734		45,974

10

Common Stocks (continued)	Shares		Value ($)
South Korea (continued)
Samsung Fire & Marine Insurance	994		261,872
SK Hynix	1,600		68,404
SK Telecom	1,333		356,607
Yuhan	1,065		229,303
			7,439,892
Taiwan—16.6%
Acer	187,438	[a]	122,733
Asia Pacific Telecom	245,000		105,577
Asustek Computer	25,000		264,970
Catcher Technology	16,000		187,357
Chunghwa Telecom	60,000		193,804
Delta Electronics	31,000		186,381
Eclat Textile	22,320		299,271
Far EasTone Telecommunications	167,000		398,256
Hermes Microvision	4,000		282,204
Hiwin Technologies	16,870		128,630
HTC	87,000	[a]	358,323
Inotera Memories	53,000	[a]	61,018
Inventec	324,000		229,047
Kinsus Interconnect Technology	28,000		85,554
Largan Precision	4,000		400,187
MediaTek	4,000		51,451
Powertech Technology	81,000	[a]	149,902
President Chain Store	26,000		192,524
Quanta Computer	117,000		293,105
Radiant Opto-Electronics	56,000		184,152
Synnex Technology International	54,000		76,510
Taiwan Mobile	119,000		418,375
TPK Holding	35,000		217,164
Uni-President Enterprises	84,580		138,690
Wan Hai Lines	66,000		73,133
			5,098,318

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Thailand—6.4%
Advanced Info Service	42,900		311,655
Airports of Thailand	6,600		57,890
Airports of Thailand	10,800		94,729
Bangkok Dusit Medical Services	283,800		173,737
BEC World	81,300		99,057
Charoen Pokphand Foods	236,600		159,702
CP ALL	308,600		392,623
Energy Absolute	110,100		87,596
Glow Energy	24,500		63,343
PTT Exploration & Production	40,400		142,868
TMB Bank	1,653,300		130,068
True Corp	673,500	[a]	248,417
			1,961,685
Turkey—.8%
Cola-Cola Icecek	1,991		33,756
Enka Insaat ve Sanayi	0		1
TAV Havalimananlari Holdings	9,083		79,743
Ulker Biskuvi Sanayi	15,245		116,428
			229,928
Total Common Stocks
(cost $27,778,060)			29,274,795

Preferred Stocks—2.9%
Brazil—2.1%
AES Tiete	9,700		55,696
Centrais Eletricas Brasileiras, Cl. B	28,500		83,714
Cia Energetica de Sao Paulo, Cl. B	23,600		148,824
Oi	24,060	[a]	45,118
Suzano Papel e Celulose, Cl. A	42,900		215,002
Usinas Siderurgicas de Minas Gerais, Cl. A	47,600		94,317
			642,671

12

Preferred Stocks (continued)	Shares	Value ($)
Colombia—.5%
Bancolombia	15,928	174,259
South Korea—.3%
Hyundai Motor	766	86,867
Total Preferred Stocks
(cost $1,447,400)		903,797

Other Investment—.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $112,837)	112,837 [c]	112,837

Total Investments (cost $29,338,297)	98.8%	30,291,429
Cash and Receivables (Net)	1.2%	367,331
Net Assets	100.0%	30,658,760

ADR—American Depository Receipts

† Prepared on a liquidation basis—See Note 1.
a Non-income producing security.
b The valuation of these securities have been determined in good faith by management under the direction of the Board of Directors.At April 30, 2015, the value of these securities amounted to $826,283 or 2.7% of net assets.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Information Technology	18.5	Financial	8.3
Consumer Staples	13.8	Health Care	6.4
Telecommunication Services	12.8	Materials	4.7
Utilities	12.2	Energy	1.7
Consumer Discretionary	11.5	Money Market Investment	.4
Industrial	8.5		98.8

† Based on net assets.
See notes to financial statements.

The Fund 13

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2015 (Unaudited)†

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers			29,225,460	30,178,592
Affiliated issuers			112,837	112,837
Cash				18,999
Cash denominated in foreign currencies			284,589	281,377
Dividends receivable				67,668
Prepaid expenses				57,441
				30,716,914
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				21,030
Accrued expenses				37,124
				58,154
Net Assets ($)				30,658,760
Composition of Net Assets ($):
Paid-in capital				30,524,891
Accumulated distributions in excess of investment income—net				(19,745)
Accumulated net realized gain (loss) on investments				(795,286)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions				948,900
Net Assets ($)				30,658,760

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	106,936	99,374	660,416	29,792,034
Shares Outstanding	8,549	8,000	52,671	2,376,000
Net Asset Value Per Share ($)	12.51	12.42	12.54	12.54

† Prepared on a liquidation basis—See Note 1.
See notes to financial statements.

14

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2015 (Unaudited)†

Investment Income ($):
Income:
Cash dividends (net of $22,948 foreign taxes withheld of source):
Unaffiliated issuers	175,393
Affiliated issuers	41
Interest	105
Total Income	175,539
Expenses:
Investment advisory fee—Note 3(a)	120,180
Professional fees	42,060
Custodian fees—Note 3(c)	38,764
Registration fees	32,049
Prospectus and shareholders’ reports	6,135
Directors’ fees and expenses—Note 3(d)	722
Shareholder servicing costs—Note 3(c)	513
Distribution fees—Note 3(b)	346
Loan commitment fees—Note 2	123
Miscellaneous	13,628
Total Expenses	254,520
Less—reduction in expenses due to undertakings—Note 3(a)	(112,552)
Net Expenses	141,968
Investment Income—Net	33,571
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(812,088)
Net realized gain (loss) on financial futures	23,467
Net realized gain (loss) on forward foreign currency exchange contracts	(6,182)
Net Realized Gain (Loss)	(794,803)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	2,157,008
Net unrealized appreciation (depreciation) on financial futures	(10,100)
Net Unrealized Appreciation (Depreciation)	2,146,908
Net Realized and Unrealized Gain (Loss) on Investments	1,352,105
Net Increase in Net Assets Resulting from Operations	1,385,676
† Prepared on a liquidation basis—See Note 1.
See notes to financial statements.

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2015	Year Ended
	(Unaudited)†	October 31, 2014[a]
Operations ($):
Investment income—net	33,571	355,421
Net realized gain (loss) on investments	(794,803)	742,033
Net unrealized appreciation
(depreciation) on investments	2,146,908	(1,198,008)
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,385,676	(100,554)
Dividends to Shareholders from ($):
Investment income—net:
Class A	(1,307)	—
Class C	(1,168)	—
Class I	(3,967)	—
Class Y	(394,416)	—
Net realized gain on investments:
Class A	(2,554)	—
Class C	(2,517)	—
Class I	(7,518)	—
Class Y	(747,490)	—
Total Dividends	(1,160,937)	—
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	5,377	101,377
Class C	—	100,000
Class I	394,000	245,000
Class Y	—	29,700,000
Dividends reinvested:
Class A	56	—
Class I	7,641	—
Cost of shares redeemed:
Class A	—	(58)
Class I	(18,818)	—
Increase (Decrease) in Net Assets
from Capital Stock Transactions	388,256	30,146,319
Total Increase (Decrease) in Net Assets	612,995	30,045,765
Net Assets ($):
Beginning of Period	30,045,765	—
End of Period	30,658,760	30,045,765
Undistributed investment income (loss)—net	(19,745)	347,542

16

	Six Months Ended
	April 30, 2015	Year Ended
	(Unaudited)†	October 31, 2014[a]
Capital Share Transactions:
Class A
Shares sold	442	8,107
Shares issued for dividends reinvested	5	—
Shares redeemed	—	(5)
Net Increase (Decrease) in Shares Outstanding	447	8,102
Class C
Shares sold	—	8,000
Class I
Shares sold	34,269	19,357
Shares issued for dividends reinvested	680	—
Shares redeemed	(1,635)	—
Net Increase (Decrease) in Shares Outstanding	33,314	19,357
Class Y
Shares sold	—	2,376,000

†	Prepared on a liquidation basis—See Note 1.
a	From March 31, 2014 (commencement of operations) to October 31, 2014.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal period indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2015	Year Ended
Class A Shares	(Unaudited)†	October 31, 2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.44	12.50
Investment Operations:
Investment income—net[b]	.00 [c]	.13
Net realized and unrealized
gain (loss) on investments	.54	(.19)
Total from Investment Operations	.54	.06
Distributions:
Dividends from investment income—net	(.16)	—
Dividends from net realized gain on investments	(.31)	—
Total Distributions	(.47)	—
Net asset value, end of period	12.51	12.44
Total Return (%)[d,e]	4.83	(.48)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[f]	2.04	2.35
Ratio of net expenses
to average net assets[f]	1.25	1.25
Ratio of net investment income
to average net assets[f]	.01	1.71
Portfolio Turnover Rate[e]	22.81	45.13
Net Assets, end of period ($ x 1,000)	107	101

†	Prepared on a liquidation basis—See Note 1.
a	From March 31, 2014 (commencement of operations) to October 31, 2014.
b	Based on average shares outstanding.
c	Amount represents less than $.01 per share.
d	Exclusive of sales charge.
e	Not annualized.
f	Annualized.

See notes to financial statements.

18

	Six Months Ended
	April 30, 2015	Year Ended
Class C Shares	(Unaudited)†	October 31, 2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.39	12.50
Investment Operations:
Investment income (loss)—net[b]	(.04)	.07
Net realized and unrealized
gain (loss) on investments	.53	(.18)
Total from Investment Operations	.49	(.11)
Distributions:
Dividends from investment income—net	(.15)	—
Dividends from net realized gain on investments	(.31)	—
Total Distributions	(.46)	—
Net asset value, end of period	12.42	12.39
Total Return (%)[c,d]	4.38	(.88)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[e]	2.66	3.06
Ratio of net expenses
to average net assets[e]	2.00	2.00
Ratio of net investment income (loss)
to average net assets[e]	(.76)	.96
Portfolio Turnover Rate[d]	22.81	45.13
Net Assets, end of period ($ x 1,000)	99	99

†	Prepared on a liquidation basis—See Note 1.
a	From March 31, 2014 (commencement of operations) to October 31, 2014.
b	Based on average shares outstanding.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2015	Year Ended
Class I Shares	(Unaudited)†	October 31, 2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.46	12.50
Investment Operations:
Investment income—net[b]	.01	.14
Net realized and unrealized
gain (loss) on investments	.55	(.18)
Total from Investment Operations	.56	(.04)
Distributions:
Dividends from investment income—net	(.17)	—
Dividends from net realized gain on investments	(.31)	—
Total Distributions	(.48)	—
Net asset value, end of period	12.54	12.46
Total Return (%)[c]	4.95	(.32)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[d]	2.04	2.15
Ratio of net expenses
to average net assets[d]	1.00	1.00
Ratio of net investment income
to average net assets[d]	.23	1.91
Portfolio Turnover Rate[c]	22.81	45.13
Net Assets, end of period ($ x 1,000)	660	241

†	Prepared on a liquidation basis—See Note 1.
a	From March 31, 2014 (commencement of operations) to October 31, 2014.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.

See notes to financial statements.

20

	Six Months Ended
	April 30, 2015	Year Ended
Class Y Shares	(Unaudited)†	October 31, 2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.46	12.50
Investment Operations:
Investment income—net[b]	.01	.15
Net realized and unrealized
gain (loss) on investments	.55	(.19)
Total from Investment Operations	.56	(.04)
Distributions:
Dividends from investment income—net	(.17)	—
Dividends from net realized gain on investments	(.31)	—
Total Distributions	(.48)	—
Net asset value, end of period	12.54	12.46
Total Return (%)[c]	4.95	(.32)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[d]	1.79	1.84
Ratio of net expenses
to average net assets[d]	1.00	1.00
Ratio of net investment income
to average net assets[d]	.24	1.96
Portfolio Turnover Rate[c]	22.81	45.13
Net Assets, end of period ($ x 1,000)	29,792	29,605

†	Prepared on a liquidation basis—See Note 1.
a	From March 31, 2014 (commencement of operations) to October 31, 2014.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus TOBAM Emerging Markets Fund (the “fund”) is a separate diversified series of Dreyfus BNY Mellon Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund.The fund’s investment objective is to seek long-term capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. TOBAM, a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

On April 28-29, 2015, the Company’s Board of Directors (the “Board”) approved the liquidation of the fund. The fund’s assets will be liquidated and the proceeds will be distributed to shareholders as of the close of business on or about June 30, 2015. The financial statements of the fund as of April 30, 2015 have been presented on a liquidation basis, which includes adjustments to present the estimated net realizable value and estimated net settlement amount of fund’s assets and liabilities, respectively, through the liquidation of the fund.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Capital Stock in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship

22

at such institution, and bear no Distribution or Shareholder Services Plan fees. ClassY shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and ClassY shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2015, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 8,000 Class A, 8,000 Class C, 8,000 Class I and 2,376,000 Class Y shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that pri-oritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

24

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of April 30, 2015 in valuing the fund’s investments:

		Level 2—Other		Level 3—
	Level 1—	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign
Common Stocks†	272,378	29,002,416	††	1	29,274,795
Equity Securities—
Foreign
Preferred Stocks†		903,797	††	—	903,797
Mutual Funds	112,837	—		—	112,837

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See notes above for additional information.

At October 31, 2014, $29,477,858 of exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures.

Equity Securities—
Foreign Common Stocks ($)
Balance as of 10/31/2014	1
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 4/30/2015	1
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 4/30/2015	—

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes

26

in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2015 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2014 ($)	Purchases ($)	Sales ($)	4/30/2015 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	—	825,674	712,837	112,837.4

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and eco-

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

nomic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2015, the fund did not incur any interest or penalties.

The tax year ended October 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 mil-

28

lion unsecured credit facility provided by The Bank of New York Mellon (each a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2015, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the fund has agreed to pay an investment advisory fee at the annual rate of .85% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from November 1, 2014 through June 30, 2015, to waive receipt of its fees and/or assume the direct expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.00% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $112,552 during the period ended April 30, 2015.

Pursuant to a sub-investment advisory Agreement between Dreyfus and TOBAM, TOBAM serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. Dreyfus pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by Dreyfus to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

During the period ended April 30, 2015, the Distributor retained $3 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2015, Class C shares were charged $346 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at the annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents.

30

During the period ended April 30, 2015, Class A and Class C shares were charged $119 and $115, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2015, the fund was charged $180 for transfer agency services and $4 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2015, the fund was charged $38,764 pursuant to the custody agreement.

During the period ended April 30, 2015, the fund was charged $5,659 for services performed by the Chief Compliance Officer and his staff.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $20,975, Distribution Plan fees $60, Shareholder Services Plan fees $41, custodian fees $15,000, Chief Compliance Officer fees $3,682 and transfer agency fees $312, which are offset against an expense reimbursement currently in effect in the amount of $19,040.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to certain exceptions, including redemptions made through use of the fund’s exchange privilege. During the period ended April 30, 2015, there were no redemption fees charged and retained by the fund.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended April 30, 2015, amounted to $6,456,176 and $7,404,748, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset.The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterpar-ties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

32

Each type of derivative instrument that was held by the fund during the period ended April 30, 2015 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default.At April 30, 2015, there were no financial futures outstanding.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract.This risk is mitigated by Master Agreements between the fund and the counter-party and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. At April 30, 2015, there were no forward contracts outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2015:

Average Market Value ($)
Forward contracts	78,620

At April 30, 2015, accumulated net unrealized appreciation on investments was $953,132, consisting of $3,864,926 gross unrealized appreciation and $2,911,794 gross unrealized depreciation.

At April 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

34

NOTES

For More Information

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Telephone Call your financial representative or 1-800-DREYFUS
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

Dreyfus
Yield Enhancement
Strategy Fund

SEMIANNUAL REPORT April 30, 2015

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
12	Financial Highlights
16	Notes to Financial Statements
24	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Yield Enhancement
Strategy Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Yield Enhancement Strategy Fund, covering the six-month period from November 1, 2014, through April 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. bonds gained a modest degree of value over the reporting period despite a sustained domestic economic recovery. Developments in overseas markets—including plummeting oil prices and ongoing economic concerns in Europe, Japan, and China—sparked a flight to quality among global investors, who turned away from foreign sovereign bonds in favor of U.S.Treasury securities. In addition, aggressively accommodative monetary policies in Europe and Japan made yields of U.S.Treasury securities relatively attractive. Consequently, intensifying demand put downward pressure on U.S. bond yields over much of the reporting period.This trend reversed in early 2015 when investors began to anticipate higher short-term interest rates in the United States, but long-term bond yields soon moderated amid reports of weaker-than-expected U.S. GDP growth for the first quarter of the year.

We remain optimistic regarding the long-term outlook for the U.S. economy as labor markets continue to strengthen, oil prices stabilize, and foreign currency exchange rates become less volatile. We believe U.S. monetary policy is likely to become less accommodative under these conditions, suggesting that selectivity may become a more important determinant of success in fixed-income markets. As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2014, through April 30, 2015, as provided by Jeffrey M. Mortimer, CFA, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended April 30, 2015, Dreyfus Yield Enhancement Strategy Fund’s Class A shares produced a total return of 1.50%, Class C shares returned 1.14%, Class I shares returned 1.54%, and Class Y shares returned 1.68%.1 In comparison, the fund’s benchmark, the Barclays U.S.Aggregate Bond Index, produced a total return of 2.06% for the same period.2

Fixed-income securities generally gained value and long-term interest rates declined after several major central banks implemented more aggressively accommodative monetary policies. The fund’s exposure to Treasury Inflation Protected Securities (TIPS) and emerging-markets debt securities caused it to lag its benchmark.

The Fund’s Investment Approach

The fund seeks high current income. The fund is designed to complement and diversify traditional bond portfolios.

To pursue its goal, the fund normally allocates its assets across fixed-income investment strategies using a “fund of funds” approach that apportions assets among other investment companies (underlying funds) employing various fixed-income investment strategies, including those focusing on domestic and foreign corporate bonds, high yield securities (“junk” bonds), senior loans, emerging markets debt, municipal securities, and Treasury and other inflation-protected securities (TIPS).

Dreyfus determines the fund’s asset allocation to the fixed-income investment strategies and sets the investment ranges using fundamental and quantitative analysis, and its economic and financial markets outlook. Underlying funds are selected based on their investment objectives and management policies, investment strategies and portfolio holdings, risk/reward profiles, historical performance, and other factors. As of April 30, 2015, the fund held investments in: BNY Mellon Corporate Bond Fund, BNY Mellon Municipal Opportunities Fund, Dreyfus Floating Rate Income Fund, Dreyfus High Yield Fund, and TCW Emerging Markets Income Fund.

Effective on or about May 29, 2015, the fixed income strategies and the investment ranges for allocating the fund’s assets among those strategies, and the underlying funds in which the fund may invest, have changed. An opportunistic fixed income strategy is a newly added investment strategy. Please see the May 1, 2015 Supplement to the Statutory Prospectus dated February 27, 2015 for more details.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Macroeconomic Developments Drove Market Performance

In the wake of particularly strong economic growth earlier in 2014, the Federal Reserve Board (the “Fed”) ended its massive quantitative easing program at the end of October. Economic activity moderated somewhat during the final months of the year, but robust job gains and improved consumer confidence continued to support the economic recovery.While yields of U.S. government securities typically rise under these conditions, central banks in Europe, Japan, and China responded to weak global economic growth with increasingly aggressive monetary policies. Rate cuts and massive quantitative easing programs caused sovereign bond yields to fall, driving global investors to U.S.Treasury securities.The surge in demand sparked a rally among U.S. bonds.

In early 2015, strong employment data convinced many analysts that the Fed might tighten monetary policy further by raising short-term interest rates during the first half of the year.This forecast briefly sent long-term U.S. bond yields sharply higher, but subdued inflation and weaker-than-expected data in other areas of the economy soon dashed expectations of imminent rate hikes. In fact, U.S. GDP for the first quarter of 2015 proved disappointing when a strengthening U.S. dollar undermined export activity. Severe winter weather throughout most of the country also weighed on economic activity, but the Fed commented that it regarded the weather-related slowdown as temporary. Indeed, key economic indicators bounced back in April, and long-term bond yields began to rise.

Underlying Funds Produced Mixed Results

The fund’s underlying investments generally participated in the broader bond market’s positive returns for the reporting period, but those holding TIPS and emerging-markets bonds hurt the fund’s performance compared to its benchmark. Emerging-markets debt securities were hurt early in the reporting period by concerns surrounding plunging commodity prices and an economic slowdown in China, which hampered results from TCW Emerging Markets Income Fund. Persistently low domestic inflation expectations weighed on Dreyfus Inflation Adjusted Securities Fund, prompting us to eliminate it from the fund’s portfolio toward the end of 2014. In contrast, the fund received above-average results from Dreyfus Floating Rate Income Fund, which benefited from overweighted exposure to industry groups that tend to fare well during economic recoveries.

In addition to eliminating Dreyfus Inflation Adjusted Securities Fund, we reduced the fund’s exposure to BNY Mellon Corporate Bond Fund and Dreyfus Floating Rate Income Fund. We reallocated the proceeds to Dreyfus High Yield Fund in order to take fuller advantage of more compelling valuations in the high yield bond market, which we believe was punished more severely when oil prices fell than was warranted by underlying credit fundamentals.

4

Positioned for Rising Short-Term Rates

The U.S. economic recovery has continued to gain traction, and the Fed is expected to begin raising short-term interest rates during the second half of 2015.Therefore, as noted above, we have increased the fund’s emphasis on high yield corporate bonds, which tend to be less sensitive to rising interest rates and historically have responded more to improving credit conditions. Otherwise, we have maintained diversified exposure to a variety of fixed-income market sectors that we believe can complement investors’ core fixed-income holdings.

May 15, 2015

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.
Foreign bonds are subject to special risks including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity.These risks are generally greater with emerging market countries than with more economically and politically established foreign countries.
Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S.
dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged.
Currency rates in foreign countries may fluctuate significantly over short periods of time.A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies.The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.
The fund’s underlying strategies may use derivative instruments, such as options, futures and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives.A small investment in derivatives could have a potentially large impact on the fund’s performance.The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.
The ability of the fund to achieve its investment goal depends, in part, on the ability of Dreyfus to allocate effectively the fund’s assets among the investment strategies and the underlying funds.
1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Class I and ClassY shares are not subject to any initial or deferred sales charges. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus
Corporation pursuant to an agreement in effect until March 1, 2016. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: LIPPER INC.—Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays U.S.Aggregate Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities with an average maturity of 1-10 years. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Yield Enhancement Strategy Fund from November 1, 2014 to April 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ 2.25	$ 5.59	$ 1.00	$.35
Ending value (after expenses)	$ 1,015.00	$ 1,011.40	$ 1,015.40	$ 1,016.80

COMPARING YOUR FUND’S EXPENSES

WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ 2.26	$ 5.61	$ 1.00	$ .35
Ending value (after expenses)	$ 1,022.56	$ 1,019.24	$ 1,023.80	$ 1,024.45

† Expenses are equal to the fund’s annualized expense ratio of .45% for Class A, 1.12% for Class C, .20% for
Class I and .07% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2015 (Unaudited)

Registered Investment Companies—96.7%	Shares		Value ($)
Domestic Fixed Income—92.9%
BNY Mellon Corporate Bond Fund, Cl. M	7,581,981	[a]	97,959,192
BNY Mellon Municipal Opportunities Fund, Cl. M	8,397,631	[a,b]	110,596,800
Dreyfus Floating Rate Income Fund, Cl. Y	4,357,042	[a]	54,506,590
Dreyfus High Yield Fund, Cl. I	15,621,600	[a,b]	102,790,128
			365,852,710
Foreign Fixed Income—3.8%
TCW Emerging Markets Income Fund, Cl. I	1,831,104		14,740,384

Total Investments (cost $379,258,177)	96.7%		380,593,094
Cash and Receivables (Net)	3.3%		13,174,365
Net Assets	100.0%		393,767,459

a Investment in affiliated mutual fund.
b The fund’s investment in the BNY Mellon Municipal Opportunities Fund and Dreyfus HighYield Fund represents
28.1% and 26.1%, respectively, of the fund’s total investments.The Dreyfus HighYield Fund seeks to provide total return (consisting of capital appreciation and current income) and BNY Mellon Municipal Opportunities Fund seeks to maximize total return consisting of current income exempt from federal income tax and capital appreciation.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Mutual Funds: Domestic	92.9	Mutual Funds: Foreign	3.8
			96.7
† Based on net assets.
See notes to financial statements.

The Fund 7

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2015 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers			15,532,907	14,740,384
Affiliated issuers			363,725,270	365,852,710
Cash				12,597,293
Receivable for shares of Capital Stock subscribed				1,017,938
Prepaid expenses				35,682
				394,244,007
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				7,216
Payable for shares of Capital Stock redeemed				413,434
Payable for investment securities purchased				19,440
Accrued expenses				36,458
				476,548
Net Assets ($)				393,767,459
Composition of Net Assets ($):
Paid-in capital				392,824,136
Accumulated undistributed investment income—net				1,150,304
Accumulated net realized gain (loss) on investments				(1,541,898)
Accumulated net unrealized appreciation
(depreciation) on investments				1,334,917
Net Assets ($)				393,767,459

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	425,483	25,209	421,058	392,895,709
Shares Outstanding	33,721	2,000	33,348	31,129,161
Net Asset Value Per Share ($)	12.62	12.60	12.63	12.62
See notes to financial statements.

8

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2015 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	354,388
Affiliated issuers	6,845,136
Total Income	7,199,524
Expenses:
Registration fees	49,581
Prospectus and shareholders’ reports	26,345
Professional fees	22,094
Directors’ fees and expenses—Note 3(d)	11,764
Custodian fees—Note 3(c)	2,172
Loan commitment fees—Note 2	1,818
Shareholder servicing costs—Note 3(c)	392
Distribution fees—Note 3(b)	93
Miscellaneous	8,974
Total Expenses	123,233
Investment Income—Net	7,076,291
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments:
Unaffiliated issuers	(29,626)
Affiliated issuers	(976,420)
Capital gain distributions from affiliated issuers	115,291
Net Realized Gain (Loss)	(890,755)
Net unrealized appreciation (depreciation) on investments:
Unaffiliated issuers	(759,014)
Affiliated issuers	834,955
Net Unrealized Appreciation (Depreciation)	75,941
Net Realized and Unrealized Gain (Loss) on Investments	(814,814)
Net Increase in Net Assets Resulting from Operations	6,261,477

See notes to financial statements.

The Fund 9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014
Operations ($):
Investment income—net	7,076,291	5,571,327
Net realized gain (loss) on investments	(890,755)	(651,143)
Net unrealized appreciation
(depreciation) on investments	75,941	1,258,976
Net Increase (Decrease) in Net Assets
Resulting from Operations	6,261,477	6,179,160
Dividends to Shareholders from ($):
Investment income—net:
Class A	(456)	(429)
Class C	(345)	(322)
Class I	(4,390)	(490)
Class Y	(6,795,602)	(4,706,508)
Total Dividends	(6,800,793)	(4,707,749)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	400,000	27,000
Class C	—	25,000
Class I	296,888	192,218
Class Y	91,385,040	344,631,984
Dividends reinvested:
Class A	23	11
Class I	2,836	46
Class Y	661,161	347,469
Cost of shares redeemed:
Class A	(2,012)	—
Class I	(71,959)	—
Class Y	(30,136,589)	(14,923,752)
Increase (Decrease) in Net Assets from
Capital Stock Transactions	62,535,388	330,299,976
Total Increase (Decrease) in Net Assets	61,996,072	331,771,387
Net Assets ($):
Beginning of Period	331,771,387	—
End of Period	393,767,459	331,771,387
Undistributed investment income—net	1,150,304	874,806

10

	Six Months Ended
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014
Capital Share Transactions:
Class A
Shares sold	31,721	2,157
Shares issued for dividends reinvested	2	1
Shares redeemed	(160)	—
Net Increase (Decrease) in Shares Outstanding	31,563	2,158
Class C
Shares sold	—	2,000
Class I
Shares sold	23,593	15,222
Shares issued for dividends reinvested	225	4
Shares redeemed	(5,696)	—
Net Increase (Decrease) in Shares Outstanding	18,122	15,226
Class Y
Shares sold	7,272,011	27,354,036
Shares issued for dividends reinvested	52,609	27,515
Shares redeemed	(2,397,320)	(1,179,690)
Net Increase (Decrease) in Shares Outstanding	4,927,300	26,201,861

See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2015	Year Ended
Class A Shares	(Unaudited)	October 31, 2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.65	12.50
Investment Operations:
Investment income—net[b]	.22	.26
Net realized and unrealized
gain (loss) on investments	(.03)	.10
Total from Investment Operations	.19	.36
Distributions:
Dividends from investment income—net	(.22)	(.21)
Net asset value, end of period	12.62	12.65
Total Return (%)[c,d]	1.50	2.89
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[e,f]	.45	.91
Ratio of net expenses
to average net assets[e,f]	.45	.43
Ratio of net investment income
to average net assets[e,f]	3.70	3.18
Portfolio Turnover Rate[d]	11.88	14.04
Net Assets, end of period ($ x 1,000)	425	27

a	From March 7, 2014 (commencement of operations) to October 31, 2014.
b	Based on average shares outstanding.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Amounts do not include the expenses of the underlying funds.

See notes to financial statements.

12

	Six Months Ended
	April 30, 2015	Year Ended
Class C Shares	(Unaudited)	October 31, 2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.63	12.50
Investment Operations:
Investment income—net[b]	.18	.20
Net realized and unrealized
gain (loss) on investments	(.04)	.09
Total from Investment Operations	.14	.29
Distributions:
Dividends from investment income—net	(.17)	(.16)
Net asset value, end of period	12.60	12.63
Total Return (%)[c,d]	1.14	2.34
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[e,f]	1.12	1.65
Ratio of net expenses
to average net assets[e,f]	1.12	1.16
Ratio of net investment income
to average net assets[e,f]	2.89	2.43
Portfolio Turnover Rate[d]	11.88	14.04
Net Assets, end of period ($ x 1,000)	25	25

a	From March 7, 2014 (commencement of operations) to October 31, 2014.
b	Based on average shares outstanding.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Amounts do not include the expenses of the underlying funds.

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2015	Year Ended
Class I Shares	(Unaudited)	October 31, 2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.66	12.50
Investment Operations:
Investment income—net[b]	.24	.23
Net realized and unrealized
gain (loss) on investments	(.04)	.15
Total from Investment Operations	.20	.38
Distributions:
Dividends from investment income—net	(.23)	(.22)
Net asset value, end of period	12.63	12.66
Total Return (%)[c]	1.54	3.08
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[d,e]	.20	.54
Ratio of net expenses
to average net assets[d,e]	.20	.15
Ratio of net investment income
to average net assets[d,e]	3.89	3.85
Portfolio Turnover Rate[c]	11.88	14.04
Net Assets, end of period ($ x 1,000)	421	193

a	From March 7, 2014 (commencement of operations) to October 31, 2014.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.
e	Amounts do not include the expenses of the underlying funds.

See notes to financial statements.

14

	Six Months Ended
	April 30, 2015	Year Ended
Class Y Shares	(Unaudited)	October 31, 2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.65	12.50
Investment Operations:
Investment income—net[b]	.25	.29
Net realized and unrealized
gain (loss) on investments	(.04)	.09
Total from Investment Operations	.21	.38
Distributions:
Dividends from investment income—net	(.24)	(.23)
Net asset value, end of period	12.62	12.65
Total Return (%)[c]	1.68	3.02
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[d,e]	.07	.13
Ratio of net expenses
to average net assets[d,e]	.07	.10
Ratio of net investment income
to average net assets[d,e]	3.96	3.67
Portfolio Turnover Rate[c]	11.88	14.04
Net Assets, end of period ($ x 1,000)	392,896	331,526

a	From March 7, 2014 (commencement of operations) to October 31, 2014.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.
e	Amounts do not include the expenses of the underlying funds.

See notes to financial statements.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Yield Enhancement Strategy Fund (the “fund”) is a separate diversified series of Dreyfus BNY Mellon Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering six series, including the fund.The fund’s investment objective is to seek high current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Capital Stock in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. ClassY shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and ClassY shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

16

As of April 30, 2015, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 2,000 Class A, all of the outstanding Class C and 2,000 Class I shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are valued at the net asset value of each underlying fund determined as of the close of the NewYork Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds†	380,593,094	—	—	380,593,094
† See Statement of Investments for additional detailed categorizations.

At April 30, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

18

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2015 were as follows:

Affiliated
Investment	Value					Net Realized
Company	10/31/2014	($)	Purchases ($)†		Sales ($)	(Loss) ($)
BNY Mellon
Corporate Bond
Fund, Class M	92,426,696		17,538,683		12,203,329	(134,351)
BNY Mellon
Municipal
Opportunities
Fund, Class M	93,919,015		19,582,281		2,411,883	(11,471)
Dreyfus Floating
Rate Income
Fund, Class Y	55,650,394		10,279,503		11,267,471	(295,617)
Dreyfus High Yield
Fund, Cl. I	46,093,972		58,065,406		1,876,233	(92,683)
Dreyfus Inflation
Adjusted
Securities Fund,
Class Y	12,881,304		414,872		13,099,035	(442,298)
Total	300,971,381		105,880,745		40,857,951	(976,420)

† Includes reinvested dividends/distributions.

	Change in Net
Affiliated	Unrealized
Investment	Appreciation		Value		Net	Dividends/
Company	(Depreciation) ($)		4/30/2015	($)	Assets (%)	Distributions ($)
BNY Mellon
Corporate Bond
Fund, Class M	331,493		97,959,192		24.9%	1,508,886
BNY Mellon
Municipal
Opportunities
Fund, Class M	(481,142)		110,596,800		28.1%	1,703,811
Dreyfus Floating
Rate Income Fund,
Class Y	139,781		54,506,590		13.8%	1,169,716
Dreyfus High Yield
Fund, Cl. I	599,666		102,790,128		26.1%	2,561,245
Dreyfus Inflation
Adjusted
Securities Fund,
Class Y	245,157		—		—	16,769
Total	834,955		365,852,710		92.9%	6,960,427

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2015, the fund did not incur any interest or penalties.

The tax year for the period ended October 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $534,547 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2014. These short-term capital losses can be carried forward for an unlimited period.

20

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2014 was as follows: ordinary income $3,276,122 and tax-exempt income $1,431,627. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2015, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, there is no management fee paid to Dreyfus. The fund invests in other affiliated mutual funds advised by Dreyfus. All fees and expenses of the underlying funds are reflected in the underlying fund’s net asset value. Dreyfus has contractually agreed, from November 1, 2014 through March 1, 2016, to assume the direct expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, acquired fund fees and expenses incurred by underlying funds, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .30% of the value of the fund’s average daily net assets. At April 30, 2015, there was no reduction in management fee, pursuant to the undertaking.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2015, Class C shares were charged $93 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2015, Class A and Class C shares were charged $99 and $31, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a

22

per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2015, the fund was charged $254 for transfer agency services and $8 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2015, the fund was charged $2,172 pursuant to the custody agreement.

During the period ended April 30, 2015, the fund was charged $5,659 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: Distribution Plan fees $16, Shareholder Services Plan fees $76, custodian fees $3,341, Chief Compliance Officer fees $3,682 and transfer agency fees $101.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2015, amounted to $108,751,149 and $41,198,188, respectively.

At April 30, 2015, accumulated net unrealized appreciation on investments was $1,334,917, consisting of $2,742,117 gross unrealized appreciation and $1,407,200 gross unrealized depreciation.

At April 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 23

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 25-26, 2015, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

24

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for the nine-month period ended December 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. Noting that the fund launched in March 2014, the Board discussed the results of the comparisons and noted that the fund’s total return performance was the highest in the Performance Group and above the Performance Universe median for the period. Dreyfus also provided a comparison of the fund’s total return performance from commencement on March 7, 2014 through December 31, 2014 to the return of the fund’s benchmark index for the same period.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund does not pay a management fee.The Board also noted that the fund’s total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus had contractually agreed, until March 1, 2015, to assume the expenses of the fund so that annual

The Fund 25

INFORMATION ABOUT THE RENEWAL	OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings, acquired fund fees and expenses and extraordinary expenses) did not exceed 0.30% of the fund’s average daily net assets. The Board was informed that the undertaking by Dreyfus would be extended until March 1, 2016.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the fund’s expenses.

Analysis of Profitability and Economies of Scale. Although Dreyfus does not receive a management fee from the fund, Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage in connection with managing the fund, including custody, transfer agency, securities lending and cash management fees, and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board also noted the expense limitation arrangement. Although the Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex, the Board did not believe that economies of scales were relevant for the fund since it does not pay a management fee to Dreyfus directly.

The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

26

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board determined that economies of scale considerations were not relevant to the fund since it does not pay a management fee to Dreyfus directly.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreement.

The Fund 27

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus BNY Mellon Funds, Inc.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    June 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    June 17, 2015

By:       /s/James Windels

            James Windels,

            Treasurer

Date:    June 17, 2015

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)